RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 58.94%
383,467	Aberdeen Emerging Markets Equity Income Fund, Inc.	$3,470,376
54,953	Apollo Tactical Income Fund, Inc.	860,014
20,189	Avenue Income Credit Strategies Fund	224,502
116,292	Barings Global Short Duration High Yield Fund	1,986,267
48,728	Blackstone Strategic Credit Fund	678,781
202,824	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,557,611
104,501	Calamos Long/Short Equity & Dynamic Income Trust	2,171,531
6,722	Clough Global Dividend and Income Fund	73,135
9,021	Clough Global Equity Fund	133,150
20,100	Clough Global Opportunities Fund	243,210
146,265	Cornerstone Strategic Value Fund, Inc.	1,698,137
323,820	Eaton Vance Floating-Rate Income Trust	4,659,770
238,447	Eaton Vance Senior Floating-Rate Trust	3,374,025
26,257	First Eagle Senior Loan Fund	415,386
27,599	First Trust Dynamic Europe Equity Income Fund	370,103
74,825	First Trust Energy Infrastructure Fund	1,020,613
31,313	First Trust High Yield Opportunities 2027 Term Fund	627,826
272,483	First Trust New Opportunities MLP & Energy Fund	1,610,375
26,500	First Trust Senior Floating Rate 2022 Target Term Fund	252,280
92,436	GDL Fund	838,395
735,178	Invesco Senior Income Trust	3,278,894
22,533	Ivy High Income Opportunities Fund	316,589
6	Liberty All Star Growth Fund, Inc.	53
30,742	LMP Capital and Income Fund, Inc.	443,300
42,855	Macquarie Global Infrastructure Total Return Fund, Inc.	989,093
96,255	Morgan Stanley Emerging Markets Debt Fund, Inc.	899,984
137,854	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	843,666
112,394	NexPoint Credit Strategies Fund	1,546,541
38,035	Nuveen Floating Rate Income Opportunity Fund	371,222
9,845	Nuveen Global High Income Fund	159,587
404,334	Nuveen High Income November 2021 Target Term Fund	3,808,826
16,081	Nuveen Mortgage Opportunity Term Fund	335,932
116,972	Pershing Square Holdings Ltd.	4,263,629
270,437	Sprott Focus Trust, Inc.	2,300,067
92,976	Sprott Physical Gold and Silver Trust(a)	1,736,792
30,317	Templeton Emerging Markets Income Fund	241,626
30,783	Voya Global Advantage and Premium Opportunity Fund	301,981
81,696	Western Asset High Income Opportunity Fund, Inc.	431,355

TOTAL CLOSED-END FUNDS
(Cost $43,407,369)		49,534,624

BUSINESS DEVELOPMENT COMPANIES - 8.96%
312,851	Barings BDC, Inc.	3,303,707
188,777	First Eagle Alternative Capital BDC, Inc.	860,823
503,074	Oaktree Specialty Lending Corp.	3,365,565

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $6,951,146)		7,530,095

COMMON STOCKS - 9.41%
13,110	Agba Acquisition, Ltd.(a)	140,670
6,580	Amplitude Healthcare Acquisition Corp.(a)	65,405

Shares/Description		Value
3,099	Apollo Strategic Growth Capital II(a)	$30,990
35,123	Ares Acquisition Corp.(a)	351,230
20,159	Austerlitz Acquisition Corp. I(a)	208,243
70,128	Austerlitz Acquisition Corp. II(a)	689,189
50,000	CC Neuberger Principal Holdings II, Class A(a)	494,500
40,405	Churchill Capital Corp. VI(a)	408,899
40,843	Churchill Capital Corp. VII(a)	408,838
900	Compute Health Acquisition Corp.(a)	9,198
56,000	Conx Corp., Class A(a)	552,160
250	Far Peak Acquisition Corp.(a)	2,600
42,000	Fortress Value Acquisition Corp. IV(a)	420,000
41,800	Gores Guggenheim, Inc.(a)	418,752
35,400	Gores Holdings VII, Inc.(a)	355,823
65,455	Jaws Mustang Acquisition Corp.(a)	650,977
20,514	Khosla Ventures Acquisition Co. III(a)	202,473
45,258	KKR Acquisition Holdings I Corp.(a)	448,890
21,214	Landcadia Holdings IV, Inc.(a)	211,292
12,447	Lazard Growth Acquisition Corp. I(a)	124,221
10,614	LIV Capital Acquisition Corp.(a)	106,140
22,149	Longview Acquisition Corp. II(a)	223,262
10,753	Merida Merger Corp. I(a)	106,992
35,400	Reinvent Technology Partners Y(a)	357,186
36,571	Soaring Eagle Acquisition Corp.(a)	387,287
20,984	Spartan Acquisition Corp. III, Class A(a)	205,224
32,700	Tishman Speyer Innovation Corp. II(a)	329,780

TOTAL COMMON STOCKS
(Cost $7,831,341)		7,910,221

EXCHANGE TRADED FUNDS - 1.06%
37,953	Invesco FTSE RAFI Emerging Markets Portfolio	886,203

TOTAL EXCHANGE TRADED FUNDS
(Cost $682,207)		886,203

PREFERRED STOCKS - 0.47%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, 6.500%, 03/31/2026	391,786

TOTAL PREFERRED STOCKS
(Cost $378,879)		391,786

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 3.63%
United States - 3.63%
49,778	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	1,270,334
1,220,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	1,230,861
21,578	PennantPark Investment Corp.	5.50%	10/15/2024	550,671

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,004,786)				3,051,866

Principal Amount/Description		Rate	Maturity	Value
CONVERTIBLE CORPORATE BONDS - 2.34%
$848,323	BlackRock Capital Investment Corp.	5.00%	06/15/2022	$860,020
190,456	BlackRock TCP Capital Corp.	4.63%	03/01/2022	194,989
852,978	New Mountain Finance Corp.	5.75%	08/15/2023	912,729

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,715,297)				1,967,738

U.S. GOVERNMENT BONDS AND NOTES - 1.53%
1,571,000	U.S. Treasury Bonds	1.25%	05/15/2050	1,283,249

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $1,199,134)				1,283,249

Shares/Description		Value
Rights - 0.01%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 12/31/2049	4,851
9,072	Greenvision Acquisition Corp., Strike Price 11.50, Expires 10/28/2024	4,945

TOTAL RIGHTS
(Cost $4,846)		9,796

Warrants - 0.05%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024	3,524
3,290	Amplitude Healthcare Acquisition Corp., Strike Price 11.50, Expires 12/01/2026	3,784
18,643	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	19,575
10,614	LIV Capital Acquisition Corp., Strike Price 11.50, Expires 01/10/2025	10,083
5,376	Merida Merger Corp. I, Strike Price 11.50, Expires 11/07/2026	6,397

TOTAL WARRANTS
(Cost $24,417)		43,363

SHORT-TERM INVESTMENTS - 16.04%
Money Market Fund - 16.04%
13,479,956	State Street Institutional Trust (7 Day Yield 0.01%)	13,479,956

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,479,956)		13,479,956

TOTAL INVESTMENTS - 102.44%
(Cost $78,679,378)		$86,088,897
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.44)%		(2,052,252)
NET ASSETS - 100.00%		$84,036,645

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 11.84%
929,948	AllianceBernstein Global High Income Fund, Inc.	$11,633,649
608,393	BlackRock Floating Rate Income Strategies Fund, Inc.	8,061,207
1,066,725	Blackstone Strategic Credit Fund	14,859,479
1,320,021	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	16,645,465
123,167	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	3,113,662
683,558	Eaton Vance Floating-Rate Income Trust	9,836,400
599,091	First Trust High Income Long/Short Fund	9,435,683
286,893	First Trust High Yield Opportunities 2027 Term Fund	5,752,205
1,048,094	First Trust Senior Floating Rate 2022 Target Term Fund	9,977,855
1,117,255	Invesco Dynamic Credit Opportunities Fund	13,250,644
2,220,625	Invesco Senior Income Trust	9,903,987
232,087	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,170,013
1,449,660	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	8,871,919
162,368	Nuveen Floating Rate Income Opportunity Fund	1,584,712
230,833	Nuveen Global High Income Fund	3,741,803
266,240	Nuveen High Income November 2021 Target Term Fund	2,507,981
849,791	PGIM Global High Yield Fund, Inc.	13,545,669
536,285	PGIM High Yield Bond Fund, Inc.	8,725,357
744,466	Templeton Emerging Markets Income Fund	5,933,394
331,750	Virtus AllianzGI Diversified Income & Convertible Fund(a)	8,791,375
337,562	Western Asset Emerging Markets Debt Fund, Inc.	4,729,244
3,966,729	Western Asset High Income Opportunity Fund, Inc.	20,944,329
3,145,918	Western Asset Inflation-Linked Opportunities & Income Fund	41,242,985

TOTAL CLOSED-END FUNDS
(Cost $207,099,286)		235,259,017

BUSINESS DEVELOPMENT COMPANIES - 0.24%
459,447	Barings BDC, Inc.	4,851,760

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,620,690)		4,851,760

COMMON STOCKS - 3.01%
200,000	Apollo Strategic Growth Capital II(b)	1,948,000
517,200	Ares Acquisition Corp.(b)	5,042,700
435,000	Austerlitz Acquisition Corp. II(b)	4,232,550
800,000	CC Neuberger Principal Holdings II, Class A(b)	7,912,000
100,000	CC Neuberger Principal Holdings III(b)	978,000
200,000	Churchill Capital Corp. V(b)	2,014,000
300,000	Churchill Capital Corp. VI(b)	2,958,000
550,000	Churchill Capital Corp. VII(b)	5,351,500
350,000	Compute Health Acquisition Corp.(b)	3,437,000
350,000	Conx Corp., Class A(b)	3,451,000
350,000	Far Peak Acquisition Corp.(b)	3,482,500
12,164	Frontera Energy Corp.(b)	75,417
50,000	FTAC Hera Acquisition Corp.(b)	487,500
200,000	Gores Guggenheim, Inc.(b)	1,953,000
464,046	Jaws Mustang Acquisition Corp.(b)	4,529,089
361,160	KKR Acquisition Holdings I Corp.(b)	3,546,591
500,000	Lazard Growth Acquisition Corp. I(b)	4,890,000
31,580	McDermott International, Ltd.(b)	15,474

Shares/Description		Value
350,000	Trebia Acquisition Corp.(b)	$3,465,000

TOTAL COMMON STOCKS
(Cost $60,865,282)		59,769,321

OPEN-END FUNDS - 1.64%
3,406,008	RiverNorth/Oaktree High Income Fund, Class I(c)	32,494,337

TOTAL OPEN-END FUNDS
(Cost $32,643,549)		32,494,337

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.57%
United States - 1.57%
241,858	First Eagle Alternative Capital BDC, Inc.	6.13%	10/30/2023	6,143,193
246,313	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/2026	6,285,908
305,377	Hercules Capital, Inc.	5.25%	04/30/2025	7,695,500
32,069	Oxford Square Capital Corp.	6.50%	03/30/2024	809,743
49,593	Oxford Square Capital Corp.	6.25%	04/30/2026	1,259,662
3,000,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	3,026,708
233,620	PennantPark Investment Corp.	5.50%	10/15/2024	5,961,982

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $30,322,843)				31,182,696

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.78%
Argentina - 0.07%
$150,000	AES Argentina Generacion SA(d)	7.75%	02/02/2024	$128,095
600,000	Banco Macro SA(d)(e)	6.75%	11/04/2026	500,265
150,000	Pampa Energia SA(f)	9.13%	04/15/2029	137,425
450,000	Pampa Energia SA(d)	9.13%	04/15/2029	412,277
575,629	Stoneway Capital Corp.(d)(g)	10.00%	03/01/2027	169,810
				1,347,872
Australia - 0.30%
1,000,000	APT Pipelines, Ltd.(f)	4.25%	07/15/2027	1,130,790
990,000	Australia & New Zealand Banking Group, Ltd.(e)(f)	5Y US TI + 1.70%	11/25/2035	962,904
675,000	Commonwealth Bank of Australia(f)	4.32%	01/10/2048	799,744
680,000	Macquarie Group, Ltd.(e)(f)	3M US L + 1.33%	03/27/2024	720,025
370,000	Macquarie Group, Ltd.(e)(f)	1D US SOFR + 0.91%	09/23/2027	367,648
475,000	National Australia Bank, Ltd.(f)	2.99%	05/21/2031	482,651
340,000	NBN Co., Ltd.(f)	1.45%	05/05/2026	340,999
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.38%	04/30/2025	535,111
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.63%	04/28/2026	543,772
				5,883,644
Bermuda - 0.03%
500,000	Investment Energy Resources, Ltd.(f)	6.25%	04/26/2029	541,875

Principal Amount/Description		Rate	Maturity	Value
Brazil - 0.19%
$1,300,000	Banco do Estado do Rio Grande do Sul SA(e)(f)	5Y US TI + 4.93%	01/28/2031	$1,341,431
650,000	CSN Islands XII Corp.(a)(d)	7.00%	Perpetual Maturity	657,621
950,000	Oi SA(h)	10.00% (4.00%)	07/27/2025	979,688
100,000	Suzano Austria GmbH	3.13%	01/15/2032	99,162
550,000	Unigel Luxembourg SA(d)	8.75%	10/01/2026	597,058
				3,674,960
British Virgin Islands - 0.07%
200,000	State Grid Overseas Investment 2016, Ltd.	1.00%	08/05/2025	197,972
1,300,000	TSMC Global, Ltd.(f)	1.25%	04/23/2026	1,289,619
				1,487,591
Canada - 0.44%
530,000	Bank of Montreal(e)	3.80%	12/15/2032	584,953
460,000	Bell Telephone Co. of Canada or Bell Canada	0.75%	03/17/2024	461,299
140,000	Bombardier, Inc.(f)	6.00%	10/15/2022	140,461
270,000	CCL Industries, Inc.(f)	3.05%	06/01/2030	283,838
245,000	CI Financial Corp.	4.10%	06/15/2051	256,540
360,000	Enbridge, Inc.	2.50%	08/01/2033	360,969
850,000	Frontera Energy Corp.(f)	7.88%	06/21/2028	853,213
170,000	Garda World Security Corp.(f)	9.50%	11/01/2027	188,622
225,000	Garda World Security Corp.(f)	6.00%	06/01/2029	223,606
200,000	GFL Environmental, Inc.(f)	4.00%	08/01/2028	197,865
600,000	Gran Tierra Energy, Inc.(f)	7.75%	05/23/2027	534,006
160,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	5.00%	12/31/2026	162,634
800,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	7.00%	12/31/2027	802,904
205,000	Mattamy Group Corp.(f)	4.63%	03/01/2030	209,818
160,000	MEG Energy Corp.(f)	7.13%	02/01/2027	170,885
25,000	MEG Energy Corp.(f)	5.88%	02/01/2029	26,098
645,000	Nutrien, Ltd.	4.20%	04/01/2029	742,321
185,000	Parkland Corp.(f)	5.88%	07/15/2027	197,799
155,000	Parkland Corp.(f)	4.50%	10/01/2029	157,963
420,000	Superior Plus LP / Superior General Partner, Inc.(f)	4.50%	03/15/2029	433,150
240,000	Telesat Canada / Telesat LLC(f)	5.63%	12/06/2026	241,200
620,000	Tervita Corp.(f)	11.00%	12/01/2025	695,473
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	862,431
				8,788,048
Cayman Islands - 0.30%
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	7.50%	Perpetual Maturity	226,250
750,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	7.63%	Perpetual Maturity	852,562
300,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	10Y US TI + 5.47%	Perpetual Maturity	339,375
1,000,000	CK Hutchison Capital Securities 17, Ltd.(a)(d)(e)	4.00%	Perpetual Maturity	1,020,000
166,440	Global Aircraft Leasing Co., Ltd.(f)(h)	6.50% (7.25%)	09/15/2024	167,484
624,000	Gran Tierra Energy International Holdings, Ltd.(d)	6.25%	02/15/2025	556,137
590,824	Interoceanica IV Finance, Ltd.(d)(i)	0.00%	11/30/2025	559,067
700,000	Itau Unibanco Holding SA Island(a)(e)(f)	4.63%	Perpetual Maturity	675,157
950,000	Itau Unibanco Holding SA Island(a)(d)(e)	5Y US TI + 3.22%	Perpetual Maturity	916,285

Principal Amount/Description		Rate	Maturity	Value
$154,009	Lima Metro Line 2 Finance, Ltd.(f)	5.88%	07/05/2034	$180,055
200,000	SA Global Sukuk, Ltd.(f)	2.69%	06/17/2031	202,732
260,000	Transocean Poseidon, Ltd.(f)	6.88%	02/01/2027	261,677
				5,956,781
Chile - 0.26%
600,000	AES Gener SA(e)(f)	6.35%	10/07/2079	641,100
400,000	AES Gener SA(d)(e)	6.35%	10/07/2079	427,400
200,000	Antofagasta PLC(d)	2.38%	10/14/2030	192,950
200,000	CAP SA(f)	3.90%	04/27/2031	200,363
900,000	Empresa de Transporte de Pasajeros Metro SA(f)	5.00%	01/25/2047	1,042,654
340,720	Empresa Electrica Cochrane SpA(d)	5.50%	05/14/2027	353,544
1,000,000	Empresa Electrica Guacolda SA(d)	4.56%	04/30/2025	714,849
450,000	GNL Quintero SA(d)	4.63%	07/31/2029	491,344
750,000	Transelec SA(d)	3.88%	01/12/2029	813,660
200,000	VTR Finance NV(d)	6.38%	07/15/2028	212,717
				5,090,581
China - 0.27%
200,000	Agile Group Holdings, Ltd.(a)(e)	6.88%	Perpetual Maturity	202,754
300,000	Agile Group Holdings, Ltd.(a)(e)	7.88%	Perpetual Maturity	305,627
495,000	Agile Group Holdings, Ltd.(a)(e)	7.75%	Perpetual Maturity	501,831
200,000	Baidu, Inc.	3.43%	04/07/2030	216,874
200,000	Central China Real Estate, Ltd.	7.25%	04/24/2023	190,505
700,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	609,877
300,000	CIFI Holdings Group Co., Ltd.(a)(e)	5.38%	Perpetual Maturity	304,968
200,000	ENN Energy Holdings, Ltd.	3.25%	07/24/2022	204,255
400,000	JD.com, Inc.	3.38%	01/14/2030	427,423
200,000	Logan Group Co., Ltd.(a)(e)	5Y US TI + 6.00%	Perpetual Maturity	201,000
400,000	Ronshine China Holdings, Ltd.	7.35%	12/15/2023	377,537
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	550,503
500,000	Tencent Holdings, Ltd.(f)	2.39%	06/03/2030	498,735
350,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	298,826
600,000	Yuzhou Group Holdings Co., Ltd.	7.38%	01/13/2026	473,292
				5,364,007
Colombia - 0.19%
450,000	Banco Davivienda SA(a)(e)(f)	10Y US TI + 5.10%	Perpetual Maturity	473,258
650,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 6.66%	04/16/2031	661,927
391,000	Banco GNB Sudameris SA(d)(e)	5Y US TI + 4.56%	04/03/2027	392,566
350,000	Credivalores-Crediservicios SAS(f)	8.88%	02/07/2025	274,283
200,000	Credivalores-Crediservicios SAS(d)	9.75%	07/27/2022	179,860
400,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/2025	313,466
400,000	Empresas Publicas de Medellin ESP(d)	4.25%	07/18/2029	397,082
200,000	Empresas Publicas de Medellin ESP(d)	4.38%	02/15/2031	197,983
150,000	Gilex Holding SARL(f)	8.50%	05/02/2023	153,216
750,000	Gilex Holding SARL(d)	8.50%	05/02/2023	766,076
				3,809,717
Cyprus - 0.03%
600,000	Interpipe Holdings PLC(f)	8.38%	05/13/2026	600,498

Dominican Republic - 0.02%
108,000	Empresa Generadora de Electricidad Itabo SA(f)	7.95%	05/11/2026	111,876

Principal Amount/Description		Rate	Maturity	Value
$255,150	Empresa Generadora de Electricidad Itabo SA(d)	7.95%	05/11/2026	$264,307
				376,183
France - 0.06%
725,000	BNP Paribas SA(e)(f)	1D US SOFR + 1.51%	01/13/2031	765,341
340,000	BPCE SA(f)	1.00%	01/20/2026	335,541
				1,100,882
Great Britain - 0.32%
710,000	Anglo American Capital PLC(f)	4.50%	03/15/2028	812,345
765,000	Barclays PLC(e)	3M US L + 1.38%	05/16/2024	779,346
760,000	Credit Agricole SA/London(f)	3.75%	04/24/2023	804,168
930,000	HSBC Holdings PLC(e)	3M US L + 1.38%	09/12/2026	960,106
730,000	Lloyds Banking Group PLC(e)	3M US L + 1.21%	11/07/2028	799,000
535,000	NatWest Markets PLC(f)	0.80%	08/12/2024	532,835
500,000	Tullow Oil PLC(f)	10.25%	05/15/2026	525,997
450,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	395,399
200,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/2026	175,733
480,000	Weir Group PLC(f)	2.20%	05/13/2026	482,395
				6,267,324
Hong Kong - 0.12%
1,000,000	Bangkok Bank PCL(a)(e)(f)	5Y US TI + 4.73%	Perpetual Maturity	1,056,430
200,000	Bangkok Bank PCL(a)(d)(e)	5Y US TI + 4.73%	Perpetual Maturity	211,286
200,000	Kasikornbank PCL(a)(e)	5Y US TI + 4.94%	Perpetual Maturity	212,318
400,000	RKP Overseas Finance, Ltd.(a)(e)	7.75%	Perpetual Maturity	393,722
600,000	RKP Overseas Finance, Ltd.(a)	7.95%	Perpetual Maturity	594,300
				2,468,056
India - 0.10%
200,000	Adani International Container Terminal Pvt, Ltd.(d)	3.00%	02/16/2031	193,441
200,000	Adani Ports & Special Economic Zone, Ltd.(d)	4.38%	07/03/2029	209,807
500,000	Adani Ports & Special Economic Zone, Ltd.(d)	3.10%	02/02/2031	476,778
200,000	JSW Hydro Energy, Ltd.(f)	4.13%	05/18/2031	203,188
400,000	Reliance Industries, Ltd.(d)	5.40%	02/14/2022	411,134
200,000	UltraTech Cement, Ltd.(d)	2.80%	02/16/2031	193,831
400,000	Vedanta Resources, Ltd.(d)	6.13%	08/09/2024	335,720
				2,023,899
Indonesia - 0.06%
400,000	ABM Investama Tbk PT(d)	7.13%	08/01/2022	387,800
300,000	Pertamina Persero PT(d)	4.15%	02/25/2060	302,400
500,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(d)	5.50%	11/22/2021	509,100
				1,199,300
Ireland - 0.03%
575,000	Avolon Holdings Funding, Ltd.(f)	3.25%	02/15/2027	593,644

Israel - 0.05%
900,000	Israel Electric Corp., Ltd.(f)	5.00%	11/12/2024	1,008,203

Principal Amount/Description		Rate	Maturity	Value
Jamaica - 0.00%(j)
$65,316	Digicel Group Holdings, Ltd.(f)(h)	8.00% (8.00%)	04/01/2025	$54,996

Japan - 0.04%
770,000	Mitsubishi UFJ Financial Group, Inc.	1.41%	07/17/2025	777,672

Luxembourg - 0.12%
300,000	Atento Luxco 1 SA(f)	8.00%	02/10/2026	327,351
95,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(f)	6.13%	04/01/2029	93,219
700,000	FS Luxembourg SARL(f)	10.00%	12/15/2025	784,031
400,000	JBS Finance Luxembourg Sarl(f)	3.63%	01/15/2032	400,276
270,000	Millicom International Cellular SA(d)	6.25%	03/25/2029	295,562
200,000	Minerva Luxembourg SA(f)	4.38%	03/18/2031	198,950
300,000	Simpar Europe SA(f)	5.20%	01/26/2031	308,364
				2,407,753
Malaysia - 0.07%
400,000	Malayan Banking Bhd(e)	3.91%	10/29/2026	404,590
800,000	Petronas Capital, Ltd.(f)	2.48%	01/28/2032	806,157
200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	214,230
				1,424,977
Mauritius - 0.01%
200,000	UPL Corp., Ltd.(a)(e)	5.25%	Perpetual Maturity	204,580

Mexico - 0.35%
700,000	Alpha Holding SA de CV(f)	9.00%	02/10/2025	137,637
200,000	Alpha Holding SA de CV(d)	9.00%	02/10/2025	39,325
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)(e)	8.50%	Perpetual Maturity	516,250
200,000	BBVA Bancomer SA(d)(e)	5.13%	01/18/2033	208,940
350,000	Braskem Idesa SAPI(f)	7.45%	11/15/2029	372,162
300,000	Braskem Idesa SAPI(d)	7.45%	11/15/2029	318,996
500,000	Credito Real SAB de CV SOFOM ER(d)	9.50%	02/07/2026	466,660
1,200,000	Credito Real SAB de CV SOFOM ER(a)(d)(e)	9.13%	Perpetual Maturity	849,000
350,000	Grupo Axo SAPI de CV(f)	5.75%	06/08/2026	350,478
800,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	760,864
200,000	Mexarrend SAPI de CV(d)	10.25%	07/24/2024	190,216
700,000	Operadora de Servicios Mega SA de CV Sofom ER(f)	8.25%	02/11/2025	705,250
400,000	Sixsigma Networks Mexico SA de CV(d)	7.50%	05/02/2025	367,078
600,000	TV Azteca SAB de CV(g)	8.25%	08/09/2024	303,000
200,000	Unifin Financiera SAB de CV(d)	7.38%	02/12/2026	188,251
200,000	Unifin Financiera SAB de CV(d)	8.38%	01/27/2028	187,500
1,400,000	Unifin Financiera SAB de CV(a)(d)(e)	8.88%	Perpetual Maturity	1,045,618
				7,007,225
Netherlands - 0.28%
950,000	Braskem Netherlands Finance BV(d)	5.88%	01/31/2050	1,043,461
600,000	Metinvest BV(d)	7.75%	10/17/2029	668,049
200,000	Minejesa Capital BV(d)	4.63%	08/10/2030	212,290
1,200,000	Minejesa Capital BV(d)	5.63%	08/10/2037	1,303,044

Principal Amount/Description		Rate	Maturity	Value
$420,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(f)	3.88%	06/18/2026	$465,610
600,000	Petrobras Global Finance BV	6.90%	03/19/2049	716,100
450,000	Petrobras Global Finance BV	6.75%	06/03/2050	526,754
600,000	Petrobras Global Finance BV	5.50%	06/10/2051	600,960
				5,536,268
Panama - 0.11%
200,000	AES Panama Generation Holdings SRL(f)	4.38%	05/31/2030	209,540
200,000	AES Panama Generation Holdings SRL(d)	4.38%	05/31/2030	209,540
400,000	Banco General SA(a)(e)(f)	10Y US TI + 3.67%	Perpetual Maturity	419,202
200,000	Multibank, Inc.(d)	4.38%	11/09/2022	205,361
887,374	UEP Penonome II SA(f)	6.50%	10/01/2038	909,016
197,194	UEP Penonome II SA(d)	6.50%	10/01/2038	202,004
				2,154,663
Peru - 0.17%
750,000	Banco Internacional del Peru SAA Interbank(d)(e)	1Y US TI + 3.71%	07/08/2030	747,128
300,000	Camposol SA(f)	6.00%	02/03/2027	314,059
600,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(d)	6.38%	06/01/2028	633,750
200,000	Orazul Energy Egenor SCA(d)	5.63%	04/28/2027	207,876
1,450,000	Peru LNG Srl(d)	5.38%	03/22/2030	1,255,475
300,000	Volcan Cia Minera SAA(f)	4.38%	02/11/2026	297,981
				3,456,269
Singapore - 0.43%
715,000	BOC Aviation, Ltd.(e)(f)	3M US L + 1.13%	09/26/2023	714,602
200,000	DBS Group Holdings, Ltd.(a)(e)	5Y US TI + 1.92%	Perpetual Maturity	206,297
600,000	DBS Group Holdings, Ltd.(a)(e)	3.60%	Perpetual Maturity	603,391
800,000	Indika Energy Capital III Pte, Ltd.(d)	5.88%	11/09/2024	811,764
250,000	LMIRT Capital Pte, Ltd.	7.25%	06/19/2024	260,645
400,000	Medco Bell Pte, Ltd.(f)	6.38%	01/30/2027	413,136
250,000	Medco Bell Pte, Ltd.(d)	6.38%	01/30/2027	258,210
400,000	Medco Oak Tree Pte, Ltd.(d)	7.38%	05/14/2026	438,382
200,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	213,527
700,000	Oversea-Chinese Banking Corp., Ltd.(e)(f)	5Y US TI + 1.58%	09/10/2030	701,932
700,000	PSA Treasury Pte, Ltd.	2.25%	04/30/2030	719,804
200,000	PSA Treasury Pte, Ltd.	2.13%	09/05/2029	204,217
600,000	Singtel Group Treasury	1.88%	06/10/2030	595,263
800,000	TBLA International Pte, Ltd.	7.00%	01/24/2023	766,400
350,000	Temasek Financial I, Ltd.(f)	1.00%	10/06/2030	330,553
250,000	Temasek Financial I, Ltd.(d)	1.00%	10/06/2030	236,110
200,000	Theta Capital Pte, Ltd.	8.13%	01/22/2025	208,506
500,000	Theta Capital Pte, Ltd.	6.75%	10/31/2026	493,200
300,000	United Overseas Bank, Ltd.(e)	5Y US TI + 1.52%	03/16/2031	298,458
				8,474,397
South Korea - 0.14%
200,000	Korea East-West Power Co., Ltd.(f)	1.75%	05/06/2025	204,414
400,000	Korea East-West Power Co., Ltd.(d)	1.75%	05/06/2025	408,827
500,000	Korea Electric Power Corp.(d)	1.13%	06/15/2025	499,301
400,000	Korea Hydro & Nuclear Power Co., Ltd.(f)	1.25%	04/27/2026	398,370
200,000	KT Corp.	1.00%	09/01/2025	198,274
200,000	KT Corp.(d)	2.50%	07/18/2026	210,226
200,000	LG Chem, Ltd.(f)	2.38%	07/07/2031	199,829
200,000	NongHyup Bank(f)	1.25%	07/20/2025	200,247

Principal Amount/Description		Rate	Maturity	Value
$200,000	POSCO(d)	2.38%	01/17/2023	$204,893
200,000	Shinhan Financial Group Co., Ltd.(a)(e)(f)	5Y US TI + 2.06%	Perpetual Maturity	199,096
				2,723,477
Spain - 0.05%
700,000	AES Andres BV(f)	5.70%	05/04/2028	726,250
250,000	AI Candelaria Spain SLU(f)	5.75%	06/15/2033	257,755
				984,005
Switzerland - 0.04%
865,000	Credit Suisse Group AG(e)(f)	1D US SOFR + 0.98%	02/02/2027	848,090

Thailand - 0.01%
200,000	PTTEP Treasury Center Co., Ltd.(f)	2.59%	06/10/2027	207,686

Trinidad and Tobago - 0.01%
200,000	Telecommunications Services of Trinidad & Tobago, Ltd.(d)	8.88%	10/18/2029	212,150

United Arab Emirates - 0.04%
300,000	Galaxy Pipeline Assets Bidco, Ltd.(f)	2.16%	03/31/2034	295,293
500,000	Galaxy Pipeline Assets Bidco, Ltd.(d)	2.63%	03/31/2036	491,748
				787,041
TOTAL FOREIGN CORPORATE BONDS
(Cost $93,238,576)				94,844,314

U.S. CORPORATE BONDS - 7.04%
Advertising - 0.05%
130,000	Clear Channel Outdoor Holdings, Inc.(f)	7.50%	06/01/2029	134,756
535,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	717,632
185,000	Omnicom Group, Inc.	2.60%	08/01/2031	188,215
				1,040,603
Aerospace/Defense - 0.18%
445,000	Boeing Co.	2.95%	02/01/2030	456,112
525,000	Northrop Grumman Corp.	5.15%	05/01/2040	690,330
420,000	Teledyne Technologies, Inc.	2.25%	04/01/2028	427,944
30,000	TransDigm, Inc.(f)	8.00%	12/15/2025	32,499
220,000	TransDigm, Inc.(f)	6.25%	03/15/2026	232,375
135,000	TransDigm, Inc.	5.50%	11/15/2027	140,906
115,000	TransDigm, Inc.(f)	4.88%	05/01/2029	116,236
1,115,000	Triumph Group, Inc.(f)	6.25%	09/15/2024	1,135,917
390,000	Triumph Group, Inc.	7.75%	08/15/2025	401,700
				3,634,019
Agriculture - 0.08%
890,000	BAT Capital Corp.	3.46%	09/06/2029	941,117
420,000	Bunge, Ltd. Finance Corp.	2.75%	05/14/2031	424,924
321,693	Pyxus Holdings, Inc.	10.00%	08/24/2024	282,586
				1,648,627
Airlines - 0.11%
1,130,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(f)	5.75%	04/20/2029	1,223,225
425,000	Southwest Airlines Co.	4.75%	05/04/2023	456,060
222,917	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	221,791

Principal Amount/Description		Rate	Maturity	Value
$355,000	United Airlines, Inc.(f)	4.63%	04/15/2029	$367,868
				2,268,944
Apparel - 0.02%
310,000	William Carter Co.(f)	5.50%	05/15/2025	328,926

Auto Manufacturers - 0.16%
350,000	Ford Motor Credit Co. LLC(e)	3M US L + 1.24%	02/15/2023	348,800
200,000	Ford Motor Credit Co. LLC	4.39%	01/08/2026	216,250
1,200,000	General Motors Financial Co., Inc.(e)	3M US L + 0.99%	01/05/2023	1,211,284
25,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	26,911
705,000	Hyundai Capital America(f)	2.65%	02/10/2025	738,657
165,000	Hyundai Capital America(f)	1.80%	10/15/2025	167,617
355,000	Volkswagen Group of America Finance LLC(f)	4.25%	11/13/2023	383,858
				3,093,377
Auto Parts & Equipment - 0.09%
94,000	Clarios Global LP / Clarios US Finance Co.(f)	6.25%	05/15/2026	100,257
1,005,000	Dealer Tire LLC / DT Issuer LLC(f)	8.00%	02/01/2028	1,086,772
200,000	Goodyear Tire & Rubber Co.(f)	5.25%	07/15/2031	209,250
420,000	Wheel Pros, Inc.(f)	6.50%	05/15/2029	425,571
				1,821,850
Banks - 0.31%
675,000	Bank of America Corp.(e)	3M US L + 1.21%	02/07/2030	766,355
965,000	Citigroup, Inc.(e)	3M US L + 1.10%	05/17/2024	980,450
995,000	Goldman Sachs Group, Inc.(e)	3M US L + 1.17%	05/15/2026	1,021,876
315,000	Goldman Sachs Group, Inc.(e)	1D US SOFR + 0.82%	09/10/2027	314,427
320,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.02%	06/01/2029	322,826
500,000	JPMorgan Chase & Co.(e)	1D US SOFR + 2.04%	04/22/2031	514,939
350,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.25%	04/22/2032	359,458
295,000	Morgan Stanley(e)	1D US SOFR + 0.53%	05/30/2025	294,170
675,000	Morgan Stanley(e)	3M US L + 1.34%	07/22/2028	748,196
370,000	Wells Fargo & Co.(e)	3M US L + 1.17%	06/17/2027	399,555
390,000	Wells Fargo & Co.(e)	1D US SOFR + 1.43%	10/30/2030	413,331
				6,135,583
Beverages - 0.15%
785,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	960,210
250,000	Constellation Brands, Inc.	3.15%	08/01/2029	268,481
135,000	Constellation Brands, Inc.	2.88%	05/01/2030	141,715
400,000	Keurig Dr Pepper, Inc.	3.80%	05/01/2050	451,759
320,000	Primo Water Holdings, Inc.(f)	4.38%	04/30/2029	320,400
820,000	Triton Water Holdings, Inc.(f)	6.25%	04/01/2029	823,169
				2,965,734
Biotechnology - 0.04%
340,000	Illumina, Inc.	0.55%	03/23/2023	340,630
425,000	Royalty Pharma PLC(f)	3.30%	09/02/2040	428,763
				769,393
Building Materials - 0.06%
161,000	Builders FirstSource, Inc.(f)	6.75%	06/01/2027	172,919
460,000	Carrier Global Corp.	3.38%	04/05/2040	483,282
130,000	Griffon Corp.	5.75%	03/01/2028	138,536

Principal Amount/Description		Rate	Maturity	Value
$375,000	Owens Corning	4.40%	01/30/2048	$445,289
				1,240,026
Chemicals - 0.08%
100,000	CVR Partners LP / CVR Nitrogen Finance Corp.(f)	6.13%	06/15/2028	102,625
315,000	DuPont de Nemours, Inc.	5.42%	11/15/2048	438,169
780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(f)	9.00%	07/01/2028	871,275
215,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.(f)	4.25%	12/15/2025	219,956
45,000	SCIH Salt Holdings, Inc.(f)	6.63%	05/01/2029	45,169
				1,677,194
Coal - 0.02%
47,000	Peabody Energy Corp.(f)(h)	8.50% (8.50%)	12/31/2024	35,572
160,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(f)	7.50%	06/15/2025	166,248
180,000	SunCoke Energy, Inc.(f)	4.88%	06/30/2029	180,000
				381,820
Commercial Services - 0.07%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	6.63%	07/15/2026	95,533
175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	9.75%	07/15/2027	192,938
145,000	Metis Merger Sub LLC(f)	6.50%	05/15/2029	142,995
180,000	MPH Acquisition Holdings LLC(f)	5.75%	11/01/2028	181,122
335,000	Sabre GLBL, Inc.(f)	7.38%	09/01/2025	364,738
175,000	Triton Container International, Ltd.(f)	1.15%	06/07/2024	174,704
197,000	Verscend Escrow Corp.(f)	9.75%	08/15/2026	207,841
				1,359,871
Computers - 0.17%
700,000	Austin BidCo, Inc.(f)	7.13%	12/15/2028	718,697
770,000	Dell International LLC / EMC Corp.	5.30%	10/01/2029	929,861
780,000	Flexential Intermediate Corp.(f)	11.25%	08/01/2024	853,612
460,000	Fortinet, Inc.	1.00%	03/15/2026	456,012
405,000	NetApp, Inc.	1.88%	06/22/2025	416,699
				3,374,881
Consumer goods: durable - 0.00%(j)
95,000	Tempur Sealy International, Inc.(f)	4.00%	04/15/2029	96,481

Containers and Packaging - 0.02%
400,000	Packaging Corp. of America	3.40%	12/15/2027	440,002

Cosmetics/Personal Care - 0.01%
125,000	Coty, Inc.(f)	6.50%	04/15/2026	126,881
130,000	Coty, Inc.(f)	5.00%	04/15/2026	132,180
				259,061
Distribution/Wholesale - 0.02%
160,000	Performance Food Group, Inc.(f)	5.50%	10/15/2027	168,372
193,000	Wolverine Escrow LLC(f)	9.00%	11/15/2026	188,884
				357,256
Diversified Financial Services - 0.30%
270,000	Air Lease Corp.	1.88%	08/15/2026	270,420
835,000	Air Methods Corp.(f)	8.00%	05/15/2025	790,119
440,000	Aircastle, Ltd.(f)	2.85%	01/26/2028	442,453
420,000	Aviation Capital Group LLC(f)	5.50%	12/15/2024	475,117
1,055,000	Discover Financial Services	4.10%	02/09/2027	1,181,142

Principal Amount/Description		Rate	Maturity	Value
$280,000	Nationstar Mortgage Holdings, Inc.(f)	5.50%	08/15/2028	$282,836
95,000	Navient Corp.	5.00%	03/15/2027	98,491
120,000	NFP Corp.(f)	6.88%	08/15/2028	126,688
245,000	OneMain Finance Corp.	6.63%	01/15/2028	281,708
200,000	PennyMac Financial Services, Inc.(f)	4.25%	02/15/2029	192,966
740,000	Synchrony Financial	3.95%	12/01/2027	825,545
925,000	Western Union Co.	2.75%	03/15/2031	923,415
				5,890,900
Electric - 0.53%
155,000	Calpine Corp.(f)	5.13%	03/15/2028	157,932
35,000	Calpine Corp.(f)	4.63%	02/01/2029	34,508
580,000	Duke Energy Corp.	3.95%	08/15/2047	639,817
175,000	Entergy Corp.	2.80%	06/15/2030	182,469
475,000	Eversource Energy	1.65%	08/15/2030	455,175
1,000,000	Exelon Corp.	4.05%	04/15/2030	1,140,128
485,000	General Electric Co.	5.88%	01/14/2038	660,998
420,000	Georgia Power Co.	2.20%	09/15/2024	437,370
760,000	Georgia Power Co.	3.25%	03/15/2051	768,641
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,193,208
275,000	Monongahela Power Co.(f)	5.40%	12/15/2043	361,518
300,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	331,758
750,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	756,484
215,000	NRG Energy, Inc.(f)	2.00%	12/02/2025	218,191
215,000	NRG Energy, Inc.(f)	3.63%	02/15/2031	211,549
375,000	Pacific Gas and Electric Co.	1.37%	03/10/2023	375,027
465,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	436,491
65,000	PG&E Corp.	5.00%	07/01/2028	65,808
320,000	Pike Corp.(f)	5.50%	09/01/2028	333,714
445,000	PSEG Power LLC	3.85%	06/01/2023	472,651
270,000	Southern Co.(e)	5Y US TI + 2.92%	09/15/2051	272,066
1,000,000	Virginia Electric and Power Co.	3.50%	03/15/2027	1,108,545
				10,614,048
Electrical Components & Equipment - 0.01%
175,000	Energizer Holdings, Inc.(f)	4.75%	06/15/2028	179,681

Electronics - 0.03%
365,000	Arrow Electronics, Inc.	3.88%	01/12/2028	408,924
185,000	Vontier Corp.(f)	2.40%	04/01/2028	183,999
				592,923
Entertainment - 0.14%
200,000	Bally's Corp.(f)	6.75%	06/01/2027	213,384
700,000	Boyne USA, Inc.(f)	4.75%	05/15/2029	724,230
160,000	Caesars Entertainment, Inc.(f)	6.25%	07/01/2025	169,800
665,000	Cedar Fair LP	5.25%	07/15/2029	686,406
135,000	Lions Gate Capital Holdings LLC(f)	5.50%	04/15/2029	142,094
150,000	Live Nation Entertainment, Inc.(f)	6.50%	05/15/2027	166,916
235,000	Live Nation Entertainment, Inc.(f)	4.75%	10/15/2027	243,813
330,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(f)	4.88%	05/01/2029	330,825
135,000	Scientific Games International, Inc.(f)	7.25%	11/15/2029	152,637
				2,830,105
Environmental Control - 0.02%
180,000	Madison IAQ LLC(f)	4.13%	06/30/2028	182,025

Principal Amount/Description		Rate	Maturity	Value
$235,000	Madison IAQ LLC(f)	5.88%	06/30/2029	$239,406
				421,431
Food - 0.17%
80,000	B&G Foods, Inc.	5.25%	09/15/2027	83,423
185,000	Campbell Soup Co.	2.38%	04/24/2030	186,595
255,000	Flowers Foods, Inc.	2.40%	03/15/2031	255,706
75,000	Kraft Heinz Foods Co.	5.00%	07/15/2035	92,226
205,000	Kraft Heinz Foods Co.	5.20%	07/15/2045	254,972
320,000	Mondelez International, Inc.	1.88%	10/15/2032	310,478
130,000	Pilgrim's Pride Corp.(f)	5.88%	09/30/2027	138,619
180,000	Post Holdings, Inc.(f)	4.63%	04/15/2030	183,255
754,000	Smithfield Foods, Inc.(f)	4.25%	02/01/2027	825,726
690,000	Sysco Corp.	3.30%	02/15/2050	695,034
270,000	United Natural Foods, Inc.(f)	6.75%	10/15/2028	291,111
25,000	US Foods, Inc.(f)	6.25%	04/15/2025	26,531
				3,343,676
Food Service - 0.03%
585,000	TKC Holdings, Inc.(f)	10.50%	05/15/2029	635,041

Healthcare & Pharmaceuticals - 0.01%
230,000	Bausch Health Cos., Inc.(f)	6.25%	02/15/2029	227,769

Healthcare-Products - 0.01%
120,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(f)	7.25%	02/01/2028	131,310

Healthcare-Services - 0.23%
390,000	Anthem, Inc.	2.38%	01/15/2025	408,598
85,000	Centene Corp.	3.00%	10/15/2030	87,425
775,000	Centene Corp.	2.50%	03/01/2031	765,312
155,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	166,055
600,000	CHS/Community Health Systems, Inc.(f)	6.88%	04/15/2029	629,631
370,000	HCA, Inc.	4.13%	06/15/2029	416,950
85,000	Health Care Service Corp. A Mutual Legal Reserve Co.(f)	3.20%	06/01/2050	87,704
85,000	Legacy LifePoint Health LLC(f)	6.75%	04/15/2025	90,799
205,000	Legacy LifePoint Health LLC(f)	4.38%	02/15/2027	207,767
975,000	Radiology Partners, Inc.(f)	9.25%	02/01/2028	1,081,002
160,000	RP Escrow Issuer LLC(f)	5.25%	12/15/2025	167,522
155,000	Select Medical Corp.(f)	6.25%	08/15/2026	165,433
190,000	Tenet Healthcare Corp.(f)	6.13%	10/01/2028	203,013
				4,477,211
Home Furnishings - 0.03%
510,000	WASH Multifamily Acquisition, Inc.(f)	5.75%	04/15/2026	533,129

Insurance - 0.16%
200,000	Acrisure LLC / Acrisure Finance, Inc.(f)	4.25%	02/15/2029	198,007
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(f)	6.75%	10/15/2027	136,790
820,000	Athene Global Funding(f)	3.00%	07/01/2022	840,811
200,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	200,055
150,000	Brighthouse Financial Global Funding(f)	1.00%	04/12/2024	150,355

Principal Amount/Description		Rate	Maturity	Value
$260,000	Brighthouse Financial Global Funding(f)	2.00%	06/28/2028	$260,433
160,000	GTCR AP Finance, Inc.(f)	8.00%	05/15/2027	170,959
340,000	Prudential Financial, Inc.	3.91%	12/07/2047	395,939
665,000	Willis North America, Inc.	4.50%	09/15/2028	769,607
				3,122,956
Internet - 0.13%
1,255,000	Endure Digital, Inc.(f)	6.00%	02/15/2029	1,244,213
400,000	Expedia Group, Inc.	3.80%	02/15/2028	435,296
140,000	Expedia Group, Inc.	2.95%	03/15/2031	142,156
125,000	Uber Technologies, Inc.(f)	7.50%	09/15/2027	137,538
500,000	Uber Technologies, Inc.(f)	6.25%	01/15/2028	539,105
				2,498,308
Investment Companies - 0.59%
455,000	Ares Capital Corp.	2.15%	07/15/2026	452,899
175,000	Ares Capital Corp.	2.88%	06/15/2028	177,901
5,000,000	Business Development Corp. of America(f)	5.38%	05/30/2023	5,224,909
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	5,148,706
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	186,102
445,000	Owl Rock Capital Corp.	2.63%	01/15/2027	446,532
				11,637,049
Leisure Time - 0.08%
280,000	Carlson Travel, Inc.(f)	6.75%	12/15/2025	258,567
135,000	Carnival Corp.(f)	7.63%	03/01/2026	146,813
685,000	Carnival Corp.(f)	5.75%	03/01/2027	718,394
55,000	Viking Cruises, Ltd.(f)	13.00%	05/15/2025	64,814
340,000	Viking Cruises, Ltd.(f)	5.88%	09/15/2027	336,413
				1,525,001
Lodging - 0.05%
275,000	Boyd Gaming Corp.(f)	4.75%	06/15/2031	285,656
410,000	Marriott International, Inc.	3.13%	06/15/2026	435,849
185,000	MGM Resorts International	6.75%	05/01/2025	198,406
				919,911
Media - 0.18%
970,000	Cengage Learning, Inc.(f)	9.50%	06/15/2024	995,506
660,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	748,147
300,000	Comcast Corp.	3.95%	10/15/2025	336,330
420,000	Comcast Corp.	3.40%	04/01/2030	464,027
70,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(f)	5.38%	08/15/2026	45,416
130,000	DISH DBS Corp.(f)	5.13%	06/01/2029	128,528
130,000	GCI LLC(f)	4.75%	10/15/2028	133,315
35,000	iHeartCommunications, Inc.	8.38%	05/01/2027	37,538
90,000	Nexstar Broadcasting, Inc.(f)	5.63%	07/15/2027	95,513
110,000	Radiate Holdco LLC / Radiate Finance, Inc.(f)	4.50%	09/15/2026	114,133
60,000	Scripps Escrow II, Inc.(f)	3.88%	01/15/2029	59,611
190,000	Scripps Escrow, Inc.(f)	5.88%	07/15/2027	196,986
130,000	Univision Communications, Inc.(f)	4.50%	05/01/2029	131,275
				3,486,325
Media: Advertising, Printing & Publishing - 0.08%
1,550,000	Castle US Holding Corp.(f)	9.50%	02/15/2028	1,622,773

Principal Amount/Description		Rate	Maturity	Value
Mining - 0.05%
$220,000	Arconic Corp.(f)	6.13%	02/15/2028	$236,657
685,000	Glencore Funding LLC(f)	1.63%	04/27/2026	687,807
80,000	Novelis Corp.(f)	4.75%	01/30/2030	84,100
				1,008,564
Miscellaneous Manufacturing - 0.01%
195,000	General Electric Co.	6.88%	01/10/2039	292,442

Oil & Gas - 0.51%
50,000	Apache Corp.	4.63%	11/15/2025	54,142
95,000	Apache Corp.	4.38%	10/15/2028	101,260
305,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	292,746
655,000	Brooklyn Union Gas Co.(f)	4.49%	03/04/2049	773,044
165,000	Chesapeake Energy Corp.(f)	5.88%	02/01/2029	178,819
105,000	CNX Resources Corp.(f)	6.00%	01/15/2029	113,675
195,000	Diamondback Energy, Inc.	2.88%	12/01/2024	206,095
480,000	East Ohio Gas Co.(f)	3.00%	06/15/2050	477,233
85,000	EQT Corp.	8.50%	02/01/2030	110,861
360,000	Exxon Mobil Corp.	2.61%	10/15/2030	379,750
420,000	Exxon Mobil Corp.	4.23%	03/19/2040	502,018
260,000	Halliburton Co.	2.92%	03/01/2030	270,430
155,000	Halliburton Co.	5.00%	11/15/2045	189,164
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	6.25%	11/01/2028	149,136
80,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	5.75%	02/01/2029	83,512
140,000	Indigo Natural Resources LLC(f)	5.38%	02/01/2029	146,481
800,000	Kosmos Energy, Ltd.(d)	7.13%	04/04/2026	795,612
705,000	Marathon Petroleum Corp.	5.13%	12/15/2026	829,537
925,000	NiSource, Inc.	3.60%	05/01/2030	1,025,463
75,000	Occidental Petroleum Corp.	8.00%	07/15/2025	89,909
115,000	Occidental Petroleum Corp.	6.63%	09/01/2030	138,144
130,000	Occidental Petroleum Corp.	6.13%	01/01/2031	153,111
95,000	Occidental Petroleum Corp.	6.45%	09/15/2036	113,706
85,000	Ovintiv Exploration, Inc.	7.38%	11/01/2031	113,001
160,000	Patterson-UTI Energy, Inc.	3.95%	02/01/2028	162,048
760,000	PBF Holding Co. LLC / PBF Finance Corp.(f)	9.25%	05/15/2025	766,608
645,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	622,002
700,000	SierraCol Energy Andina LLC(f)	6.00%	06/15/2028	709,415
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	115,404
215,000	Sunoco LP / Sunoco Finance Corp.(f)	4.50%	05/15/2029	219,412
61,000	Transocean, Inc.(f)	11.50%	01/30/2027	65,270
220,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	235,462
				10,182,470
Packaging & Containers - 0.07%
260,000	Berry Global, Inc.(f)	1.65%	01/15/2027	258,073
135,000	Flex Acquisition Co., Inc.(f)	6.88%	01/15/2025	137,535
185,000	Silgan Holdings, Inc.	4.13%	02/01/2028	192,232
736,000	WRKCo, Inc.	3.75%	03/15/2025	803,734
				1,391,574
Pharmaceuticals - 0.20%
770,000	AbbVie, Inc.	4.70%	05/14/2045	960,288
716,000	Becton Dickinson and Co.	2.89%	06/06/2022	731,847
690,000	Bristol-Myers Squibb Co.	4.35%	11/15/2047	875,612
545,000	Cigna Corp.	4.90%	12/15/2048	703,195
390,000	CVS Health Corp.	5.05%	03/25/2048	507,503

Principal Amount/Description		Rate	Maturity	Value
$215,000	Viatris, Inc.(f)	1.65%	06/22/2025	$217,730
				3,996,175
Pipelines - 0.32%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.75%	03/01/2027	76,142
200,000	Enable Midstream Partners LP	4.40%	03/15/2027	220,721
375,000	Enable Midstream Partners LP	5.00%	05/15/2044	409,277
360,000	Energy Transfer LP	4.75%	01/15/2026	405,661
1,000,000	Energy Transfer LP	3.90%	07/15/2026	1,092,824
220,000	EQM Midstream Partners LP(f)	4.75%	01/15/2031	226,972
320,000	Hess Midstream Operations LP(f)	5.13%	06/15/2028	336,085
548,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	785,115
1,325,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(f)	7.50%	02/01/2026	1,392,906
135,000	NGPL PipeCo LLC(f)	3.25%	07/15/2031	139,276
270,000	NuStar Logistics LP	6.38%	10/01/2030	299,064
180,000	ONEOK, Inc.	3.40%	09/01/2029	191,845
335,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	387,250
170,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	187,174
120,000	Western Midstream Operating LP	4.35%	02/01/2025	126,952
				6,277,264
Real Estate - 0.01%
110,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	5.75%	01/15/2029	115,147

REITS - 0.39%
165,000	Agree LP	2.60%	06/15/2033	164,583
295,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	289,322
840,000	American Tower Corp.	3.60%	01/15/2028	924,931
525,000	Boston Properties LP	3.40%	06/21/2029	570,710
800,000	Crown Castle International Corp.	3.70%	06/15/2026	881,062
515,000	Crown Castle International Corp.	3.65%	09/01/2027	568,458
560,000	Crown Castle International Corp.	3.30%	07/01/2030	600,803
370,000	Equinix, Inc.	1.80%	07/15/2027	374,912
1,000,000	Equinix, Inc.	2.15%	07/15/2030	994,521
250,000	Iron Mountain, Inc.(f)	4.50%	02/15/2031	253,437
190,000	National Retail Properties, Inc.	2.50%	04/15/2030	193,549
80,000	Office Properties Income Trust	2.65%	06/15/2026	81,249
75,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	74,930
140,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(f)	4.88%	05/15/2029	144,998
80,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	7.63%	06/15/2025	86,877
395,000	Simon Property Group LP	2.45%	09/13/2029	406,733
595,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(f)	6.50%	02/15/2029	597,318
135,000	Vornado Realty LP	2.15%	06/01/2026	136,897
455,000	Welltower, Inc.	2.80%	06/01/2031	470,609
				7,815,899
Retail - 0.24%
230,000	Academy, Ltd.(f)	6.00%	11/15/2027	246,637
85,000	Ambience Merger Sub, Inc.(f)	7.13%	07/15/2029	86,063
27,000	Asbury Automotive Group, Inc.	4.50%	03/01/2028	27,796
27,000	Asbury Automotive Group, Inc.	4.75%	03/01/2030	28,262

Principal Amount/Description		Rate	Maturity	Value
$745,000	Dollar Tree, Inc.	4.00%	05/15/2025	$823,046
120,000	Ferrellgas LP / Ferrellgas Finance Corp.(f)	5.38%	04/01/2026	119,113
235,000	Golden Nugget, Inc.(f)	6.75%	10/15/2024	237,695
335,000	Home Depot, Inc.	3.90%	06/15/2047	398,428
195,000	IRB Holding Corp.(f)	6.75%	02/15/2026	202,215
370,000	McDonald's Corp.	3.60%	07/01/2030	416,433
370,000	McDonald's Corp.	4.45%	03/01/2047	455,150
190,000	Park River Holdings, Inc.(f)	5.63%	02/01/2029	185,131
945,000	PetSmart, Inc. / PetSmart Finance Corp.(f)	7.75%	02/15/2029	1,043,044
190,000	SRS Distribution, Inc.(f)	4.63%	07/01/2028	194,513
125,000	Staples, Inc.(f)	7.50%	04/15/2026	129,625
195,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(f)	5.00%	06/01/2031	199,875
80,000	Victoria's Secret & Co.(f)	4.63%	07/15/2029	80,000
				4,873,026
Semiconductors - 0.09%
669,000	Broadcom, Inc.(f)	3.42%	04/15/2033	703,328
745,000	Marvell Technology, Inc.(f)	4.20%	06/22/2023	792,314
270,000	Texas Instruments, Inc.	1.75%	05/04/2030	268,851
				1,764,493
Services: Business - 0.01%
120,000	NESCO Holdings II, Inc.(f)	5.50%	04/15/2029	125,400

Software - 0.11%
515,000	Activision Blizzard, Inc.	1.35%	09/15/2030	482,426
175,000	Clarivate Science Holdings Corp.(f)	4.88%	06/30/2029	179,813
535,000	Oracle Corp.	3.85%	04/01/2060	569,495
945,000	Roper Technologies, Inc.	1.75%	02/15/2031	909,017
				2,140,751
Special Purpose Banks - 0.01%
160,000	Caesars Resort Collection LLC / CRC Finco, Inc.(f)	5.25%	10/15/2025	162,200

Telecommunications - 0.46%
500,000	AT&T, Inc.	4.30%	02/15/2030	578,369
205,000	AT&T, Inc.	2.75%	06/01/2031	213,308
1,395,000	AT&T, Inc.(f)	3.50%	09/15/2053	1,403,632
185,000	Avaya, Inc.(f)	6.13%	09/15/2028	198,255
1,675,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/2036	1,900,957
45,000	Frontier Communications Holdings LLC(f)	5.88%	10/15/2027	48,262
85,000	Frontier Communications Holdings LLC(f)	5.00%	05/01/2028	87,982
315,000	Frontier Communications Holdings LLC(f)	6.75%	05/01/2029	335,560
80,000	GTT Communications, Inc.(f)	7.88%	12/31/2024	7,531
1,100,000	Intelsat Jackson Holdings SA(f)(g)	8.50%	10/15/2024	652,932
160,000	Lumen Technologies, Inc.(f)	5.13%	12/15/2026	166,588
145,000	Lumen Technologies, Inc.(f)	4.00%	02/15/2027	148,081
365,000	T-Mobile USA, Inc.	2.25%	02/15/2026	368,194
125,000	T-Mobile USA, Inc.	3.38%	04/15/2029	129,303
25,000	T-Mobile USA, Inc.(f)	3.38%	04/15/2029	25,861
1,000,000	T-Mobile USA, Inc.	3.88%	04/15/2030	1,121,250
50,000	T-Mobile USA, Inc.	2.88%	02/15/2031	49,688
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	540,317
670,000	Verizon Communications, Inc.	4.40%	11/01/2034	799,056
45,000	Verizon Communications, Inc.	2.65%	11/20/2040	43,385

Principal Amount/Description		Rate	Maturity	Value
$155,000	Zayo Group Holdings, Inc.(f)	4.00%	03/01/2027	$154,127
215,000	Zayo Group Holdings, Inc.(f)	6.13%	03/01/2028	219,868
				9,192,506
Transportation - 0.10%
850,000	CSX Corp.	3.80%	11/01/2046	974,646
345,000	FedEx Corp.	4.75%	11/15/2045	431,071
30,000	Kenan Advantage Group, Inc.(f)	7.88%	07/31/2023	30,030
500,000	Union Pacific Corp.	3.70%	03/01/2029	563,531
				1,999,278
Trucking & Leasing - 0.02%
380,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(f)	4.20%	04/01/2027	428,484

Water - 0.02%
440,000	Essential Utilities, Inc.	2.70%	04/15/2030	457,324

TOTAL U.S. CORPORATE BONDS
(Cost $134,732,018)				139,806,192

CONVERTIBLE CORPORATE BONDS - 0.86%
2,036,407	BlackRock Capital Investment Corp.	5.00%	06/15/2022	2,064,484
6,854,823	BlackRock TCP Capital Corp.	4.63%	03/01/2022	7,017,968
96,925	Digicel Group Holdings, Ltd.(a)(f)(h)	5.09% (7.00%)	Perpetual Maturity	75,369
1,422,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	1,462,954
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	6,420,300

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $15,946,312)				17,041,075

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.84%
750,000	Abu Dhabi Government International Bond(d)	3.13%	09/30/2049	767,138
200,000	Brazilian Government International Bond	3.75%	09/12/2031	197,600
200,000	Brazilian Government International Bond	5.00%	01/27/2045	202,955
400,000	Brazilian Government International Bond	5.63%	02/21/2047	436,910
650,000	Brazilian Government International Bond	4.75%	01/14/2050	632,489
300,000	Chile Government International Bond	3.50%	01/25/2050	314,869
700,000	Chile Government International Bond	3.10%	01/22/2061	672,287
600,000	Colombia Government International Bond	3.25%	04/22/2032	589,176
200,000	Colombia Government International Bond	5.00%	06/15/2045	213,190
600,000	Colombia Government International Bond	4.13%	05/15/2051	570,504
600,000	Dominican Republic International Bond(f)	6.40%	06/05/2049	646,500

Principal Amount/Description		Rate	Maturity	Value
$200,000	Dominican Republic International Bond(d)	5.88%	01/30/2060	$199,800
200,000	El Salvador Government International Bond(d)	7.13%	01/20/2050	171,000
600,000	Export Import Bank of Thailand(e)	3M US L + 0.90%	11/20/2023	605,748
200,000	Indonesia Government International Bond	3.38%	04/15/2023	210,345
200,000	Indonesia Government International Bond	4.35%	01/11/2048	227,605
500,000	Indonesia Government International Bond	3.70%	10/30/2049	525,791
200,000	Korea Development Bank	1.00%	09/09/2026	198,414
500,000	Malaysia Wakala Sukuk Bhd(f)	2.07%	04/28/2031	506,040
250,000	Malaysia Wakala Sukuk Bhd(f)	3.08%	04/28/2051	260,189
1,075,000	Mexico Government International Bond	3.75%	01/11/2028	1,172,690
550,000	Mexico Government International Bond	4.28%	08/14/2041	578,677
750,000	Mexico Government International Bond	4.60%	02/10/2048	807,349
500,000	Mexico Government International Bond	4.50%	01/31/2050	532,650
400,000	Mexico Government International Bond	3.77%	05/24/2061	373,050
900,000	Panama Government International Bond	3.87%	07/23/2060	921,240
400,000	Perusahaan Penerbit SBSN Indonesia III(d)	3.80%	06/23/2050	420,032
800,000	Peruvian Government International Bond	3.30%	03/11/2041	810,176
100,000	Peruvian Government International Bond	3.55%	03/10/2051	103,971
200,000	Philippine Government International Bond	2.46%	05/05/2030	208,398
350,000	Philippine Government International Bond	1.65%	06/10/2031	338,542
550,000	Philippine Government International Bond	3.70%	03/01/2041	596,343
200,000	Philippine Government International Bond	3.70%	02/02/2042	216,235
400,000	Saudi Government International Bond(f)	2.90%	10/22/2025	428,722
200,000	Saudi Government International Bond(d)	2.88%	03/04/2023	207,792
350,000	Saudi Government International Bond(d)	3.75%	01/21/2055	370,747
200,000	Saudi Government International Bond(d)	3.45%	02/02/2061	200,143
200,000	Ukraine Government International Bond(d)	7.25%	03/15/2033	208,870

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $16,095,764)				16,644,177

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 2.03%(e)
Cayman Islands - 0.05%
$1,032,388	Grab Holdings, Inc., First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	01/29/2026	$1,050,455

Ireland - 0.03%
680,000	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan	3M US L + 4.75%	04/01/2028	683,825

Luxembourg - 0.13%
705,000	Curium BidCo SARL, Second Lien Term Loan	3M US L + 7.75%	10/27/2028	719,100
1,514,384	Travelport Finance SARL, First Lien - Initial (Priority) Term Loan	3M US L + 8.00%, 1.00% Floor	02/28/2025	1,592,269
336,921	Travelport Finance SARL, First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	308,810
				2,620,179
Netherlands - 0.06%
1,245,285	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan	3M US L + 3.50%, 1.00% Floor	06/30/2024	1,046,425
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/2024	3,729
72,861	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	33,607
				1,083,761
United States - 1.76%
405,000	AAdvantage Loyality IP, Ltd., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	04/20/2028	422,745
325,000	Aegion Corp., First Lien - Initial Term Loan	3M US L + 4.75%, 0.75% Floor	05/17/2028	329,063
1,254,141	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	1,238,677
1,195,585	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	1,198,275
590,000	American Trailer World Corp., First Lien - Initial Term Loan	1M US L + 3.75%, 0.75% Floor	03/03/2028	589,909
1,975,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M US L + 5.50%, 0.75% Floor	09/19/2025	2,008,081
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	297,766
975,000	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/08/2028	961,389
200,000	Blackhawk Network Holdings, Inc., Second Lien	1M US L + 7.00%	06/15/2026	199,500
1,008,763	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	1,011,648
735,000	Cengage Learning, Inc., TLB	3M US L + 5.00%	06/29/2026	736,841
240,723	ClubCorp Holdings, Inc., First Lien - B Term Loan	3M US L + 2.75%	09/18/2024	231,818
2,350,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	2,326,500
2,197,416	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%	11/29/2024	2,174,343
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M US L + 7.00%	02/19/2029	915,561

Principal Amount/Description		Rate	Maturity	Value
$760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%, 0.75% Floor	03/30/2029	$761,425
112,191	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	111,630
1,101,460	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	946,567
1,475,000	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan	1M US L + 3.75%, 1.00% Floor	10/10/2025	1,188,754
454,276	Forterra Finance LLC, First Lien - Replacement Term Loan	1M US L + 3.00%, 1.00% Floor	10/25/2023	454,930
1,370,738	Gainwell Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	1,377,591
451,807	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	453,580
400,000	Gogo Intermediate Holdings LLC	3M US L + 3.75%, 0.75% Floor	04/30/2028	399,900
990,969	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	843,919
453,862	Ivanti Software, Inc., First Lien - Initial Term Loan	1M US L + 3.00%, 1.00% Floor	12/01/2027	455,217
1,126,942	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 4.75%	03/27/2026	1,128,114
490,276	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	483,368
705,000	Misys, Ltd., Second Lien - Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	714,035
1,135,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	1,137,837
469,203	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	431,845
43,906	OneDigital Borrower LLC, First Lien - Delayed Draw Term Loan	3M US L + 4.50%, 0.75% Floor	11/16/2027	44,144
1,361,094	OneDigital Borrower LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 0.75% Floor	11/16/2027	1,368,471
1,021,429	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	941,538
1,278,575	Riverbed Technology, Inc., First Lien - 2020 Extension Term Loan	3M US L + 6.00%, 1.00% Floor	12/31/2025	1,217,843
230,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	230,834
977,141	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	951,897
680,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	691,795
1,102,159	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	1,063,997
1,741,234	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	3M US L + 3.50%, 1.00% Floor	10/28/2024	1,701,882

Principal Amount/Description		Rate	Maturity	Value
$1,261,797	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	$1,213,130
				34,956,359

TOTAL BANK LOANS
(Cost $39,180,321)				40,394,579

COLLATERALIZED LOAN OBLIGATIONS - 3.29%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(e)(f)	3M US L + 3.50%	07/15/2026	500,847
	AIMCO CLO
500,000	Series 2018-AA(e)(f)	3M US L + 2.55%	04/17/2031	493,534
	AIMCO CLO 10, Ltd.
1,000,000	Series 2019-10A(e)(f)	3.55% - 3M US L	07/22/2032	1,001,812
	Apidos CLO XII
500,000	Series 2018-12A(e)(f)	3M US L + 2.60%	04/15/2031	482,675
	Apidos CLO XX
500,000	Series 2018-20A(e)(f)	3M US L + 2.95%	07/16/2031	495,693
	Apidos CLO XXI
500,000	Series 2018-21A(e)(f)	3M US L + 2.45%	07/18/2027	500,308
1,000,000	Series 2018-21A(e)(f)	3M US L + 8.25%	07/18/2027	941,737
	Apidos CLO XXIV
1,000,000	Series 2018-24A(e)(f)	3M US L + 5.80%	10/20/2030	942,500
	Babson CLO, Ltd.
500,000	Series 2018-IA(e)(f)	3M US L + 2.60%	01/20/2031	495,222
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 6.50%	07/25/2034	495,000
1,000,000	Series 2021-2A(e)(f)	3M US L + 3.10%	07/25/2034	1,000,000
	Barings CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.60%	07/18/2029	501,200
500,000	Series 2018-4A(e)(f)	3M US L + 5.82%	10/15/2030	501,392
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(e)(f)	3M US L + 6.86%	04/15/2036	1,503,964
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(e)(f)	3M US L + 3.41%	04/15/2036	500,375
	Beechwood Park CLO, Ltd.
500,000	Series 2019-1A(e)(f)	3M US L + 7.50%	01/17/2033	503,674
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(e)(f)	3M US L + 2.60%	04/20/2031	471,619
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(e)(f)	3M US L + 3.00%	10/20/2030	987,605
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	10/15/2031	981,503
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(e)(f)	3M US L + 3.15%	10/15/2031	500,027
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 7.09%	04/15/2032	500,000
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(e)(f)	3M US L + 3.35%	04/15/2034	1,252,768
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.60%	07/15/2030	500,726
1,000,000	Series 2018-1A(e)(f)	3M US L + 2.75%	01/30/2031	965,000
1,500,000	Series 2018-1A(e)(f)	3M US L + 5.50%	01/30/2031	1,397,382
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/15/2031	961,932
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	07/15/2031	497,197
500,000	Series 2018-1RA(e)(f)	3M US L + 3.00%	07/15/2030	501,250
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.05%	07/15/2034	1,000,000

Principal Amount/Description		Rate	Maturity	Value
	Canyon CLO, Ltd.
$500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/15/2031	$493,466
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.30%	07/20/2034	1,000,000
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(e)(f)	3M US L + 5.35%	05/15/2031	921,815
500,000	Series 2018-3A(e)(f)	3M US L + 2.85%	07/28/2028	498,842
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.00%	04/15/2034	494,913
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	04/15/2030	494,551
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.80%	04/15/2030	978,748
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	04/17/2030	499,478
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(e)(f)	3M US L + 1.90%	04/20/2031	494,766
	Dorchester Park CLO DAC
500,000	Series 2018-1A(e)(f)	3M US L + 2.40%	04/20/2028	502,020
875,000	Series 2018-1A(e)(f)	3M US L + 5.00%	04/20/2028	867,010
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(e)(f)	3M US L + 2.55%	05/15/2031	490,474
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(e)(f)	3M US L + 3.00%	07/15/2031	1,001,257
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 2.94%	07/20/2034	500,000
500,000	Series 2021-2A(e)(f)	3M US L + 5.94%	07/20/2034	500,000
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	07/15/2030	498,293
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.40%	07/15/2030	972,887
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(e)(f)	3M US L + 6.40%	10/15/2030	1,004,967
	Goldentree Loan Management US CLO, Ltd.
1,000,000	Series 2018-3A(e)(f)	3M US L + 2.85%	04/20/2030	995,500
	KVK CLO 2018-1, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	05/20/2029	499,277
	Milos CLO, Ltd.
500,000	Series 2020-1A(e)(f)	3M US L + 6.15%	10/20/2030	494,050
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.05%	10/20/2030	502,507
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.50%	10/20/2030	986,749
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(e)(f)	3M US L + 5.75%	10/17/2027	985,708
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(e)(f)	3M US L + 5.75%	07/20/2031	500,000
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(e)(f)	3M US L + 5.95%	07/16/2035	500,000
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.13%	07/20/2034	500,000
	PPM CLO 3, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 3.20%	04/17/2034	1,002,283
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.25%	04/20/2034	499,958
	Sound Point CLO XXIII
500,000	Series 2021-2A(e)(f)	3M US L + 3.30%	07/15/2034	500,002
	Sound Point CLO XXIV
1,375,000	Series 2019-3A(e)(f)	3M US L + 7.31%	10/25/2032	1,392,172

Principal Amount/Description		Rate	Maturity	Value
	Sound Point CLO XXVI, Ltd.
$500,000	Series 2021-1A(e)(f)	3M US L + 3.35%	07/20/2034	$500,000
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(e)(f)	3M US L + 6.90%	01/25/2032	1,004,573
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.60%	01/15/2030	496,015
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(e)(f)	3M US L + 2.65%	04/15/2028	1,502,011
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 6.25%	04/20/2034	497,141
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 3.91%	04/18/2036	495,115
	THL Credit Wind River 2017-3 CLO, Ltd.
750,000	Series 2021-3A(e)(f)	3M US L + 3.88%	04/15/2035	760,312
500,000	Series 2021-3A(e)(f)	3M US L + 7.08%	04/15/2035	500,825
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(e)(f)	2.90% - 3M US L	07/15/2030	484,223
2,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/15/2030	1,935,701
1,000,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/18/2031	964,552
1,000,000	Series 2018-2A(e)(f)	3M US L + 5.75%	07/15/2030	968,168
1,000,000	Series 2018-3A(e)(f)	3M US L + 6.22%	10/22/2031	935,495
	Tryon Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.95%	04/15/2029	1,002,989
	Upland CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.90%	04/20/2031	498,173
	Venture XX CLO, Ltd.
1,000,000	Series 2017-20A(e)(f)	3M US L + 1.90%	04/15/2027	1,002,710
	VERDE CLO, Ltd.
1,000,000	Series 2021-1A(e)(f)	3M US L + 3.25%	04/15/2032	1,001,637
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(e)(f)	3M US L + 6.02%	06/07/2030	982,050
	Voya CLO, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 2.80%	04/18/2031	483,569
1,000,000	Series 2018-2A(e)(f)	3M US L + 2.75%	07/15/2031	970,829
1,000,000	Series 2018-2A(e)(f)	3M US L + 5.25%	07/15/2031	946,250
500,000	Series 2018-3A(e)(f)	3M US L + 6.20%	10/20/2031	461,383
500,000	Series 2018-4A(e)(f)	3M US L + 5.95%	07/14/2031	467,853
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(e)(f)	5.50% - 3M US L	07/20/2030	987,500
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(e)(f)	3M US L + 3.65%	07/20/2030	501,141
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(e)(f)	3M US L + 3.40%	10/22/2031	1,460,700
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(e)(f)	3M US L + 6.43%	07/20/2034	497,897

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $65,755,165)				65,257,447

EQUITY - LINKED NOTES - 0.00%
263,093	Inverpamplona SA(i)(k)(l)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 24.07%
	Aaset Trust
431,394	Series 2019-2(f)	3.38%	10/16/2026	423,630

Principal Amount/Description		Rate	Maturity	Value
	AASET, Ltd.
$504,308	Series 2018-1A(f)	3.84%	09/16/2023	$496,644
	ABFC Trust
3,134,893	Series 2007-WMC1(e)	1M US L + 1.25%	06/25/2037	2,786,654
	Accredited Mortgage Loan Trust
20,585,000	Series 2006-2(e)	1M US L + 0.29%	09/25/2036	17,455,312
	Adjustable Rate Mortgage Trust
2,597,501	Series 2005-10(e)	2.99%	01/25/2036	2,329,114
	Affirm Asset Securitization Trust
1,750,000	Series 2020-A(f)	6.23%	10/17/2022	1,799,182
	Alternative Loan Trust
196,465	Series 2005-20CB	5.50%	07/25/2035	187,127
75,458	Series 2005-54CB	5.50%	11/25/2035	58,147
856,382	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	729,579
180,854	Series 2005-85CB(e)	21.63% - 3.67 x 1M US L	02/25/2036	232,295
228,698	Series 2005-86CB	5.50%	02/25/2036	185,753
212,869	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	195,859
378,056	Series 2005-9CB(e)(m)	5.05% - 1M US L	05/25/2035	38,298
1,194,254	Series 2006-15CB	6.50%	06/25/2036	898,502
135,059	Series 2006-30T1	6.25%	11/25/2036	121,540
113,439	Series 2006-32CB	5.50%	11/25/2036	88,712
272,702	Series 2006-36T2(e)	28.06% - 4.6 x 1M US L	12/25/2036	427,778
925,082	Series 2007-19	6.00%	08/25/2037	668,860
3,059,503	Series 2007-20	6.25%	08/25/2047	2,395,966
880,811	Series 2007-23CB(e)	1M US L + 0.50%	09/25/2037	381,912
841,028	Series 2007-23CB(e)(m)	6.50% - 1M US L	09/25/2037	272,842
	American Home Mortgage Investment Trust
165,910	Series 2007-A(f)(n)	6.60%	01/25/2037	56,630
	AMSR
5,100,000	Series 2020-SFR3(f)	4.99%	09/17/2025	5,302,386
5,000,000	Series 2021-SFR1(e)(f)	4.97%	06/17/2028	5,155,515
	Arbor Realty Collateralized Loan Obligation, Ltd.
800,000	Series 2021-FL2(e)(f)	1M US L + 1.60%	04/15/2026	802,801
800,000	Series 2021-FL2(e)(f)	1M US L + 1.95%	07/15/2026	804,289
	AREIT Trust
1,265,000	Series 2019-CRE3(e)(f)	1M US L + 2.65%	07/14/2022	1,244,294
	Atlas Senior Loan Fund X, Ltd.
491,101	Series 2018-10A(e)(f)	3M US L + 1.09%	01/15/2031	491,297
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(e)(f)	1M US L + 3.40%	06/15/2035	1,289,008
	Atrium IX
500,000	Series 2017-9A(e)(f)	3M US L + 3.60%	05/28/2030	500,617
	Atrium XIII
1,000,000	Series 2017-13A(e)(f)	3M US L + 6.05%	11/21/2030	982,714
	Atrium XIV LLC
1,000,000	Series 2018-14A(e)(f)	3M US L + 5.65%	08/23/2030	985,304
	Atrium XV
1,000,000	Series 2018-15A(e)(f)	3M US L + 3.00%	01/23/2031	1,001,473
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(e)(f)	2.57%	03/15/2034	684,681
	Banc of America Commercial Mortgage Trust
600,000	Series 2015-UBS7(e)	4.50%	09/15/2025	632,669
	Banc of America Commercial Mortgage Trust 2016-UBS10
1,045,000	Series 2016-UB10(e)	5.02%	05/15/2026	1,140,995

Principal Amount/Description		Rate	Maturity	Value
	Banc of America Funding Trust
$129,697	Series 2006-2	5.50%	03/25/2036	$132,385
3,052,533	Series 2010-R5(e)(f)	6.00%	10/26/2037	2,888,968
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(e)(f)	1M US L + 1.50%	01/15/2022	605,276
1,312,000	Series 2019-CRE5(e)(f)	1M US L + 2.35%	02/15/2022	1,306,554
	BANK
200,000	Series 2017-BNK5(e)	4.40%	06/15/2027	218,227
463,000	Series 2018-BN10(e)	4.08%	01/15/2028	517,792
10,291,000	Series 2018-BN12(e)(f)(m)	1.50%	05/15/2061	808,458
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(e)(f)(m)	0.83%	04/15/2030	904,770
	BANK 2020-BNK28
523,000	Series 2020-BN28	2.34%	10/15/2030	523,373
	BANK 2021-BNK32
10,645,583	Series 2021-BN32(e)(m)	0.89%	04/15/2054	640,803
	BBCMS Trust
3,000,000	Series 2018-CBM(e)(f)	1M US L + 3.55%	07/15/2037	2,986,287
	BCAP, LLC Trust
115,581	Series 2007-AA2(e)	7.50%	04/25/2037	87,167
74,991	Series 2007-AA2	6.00%	04/25/2037	54,878
5,572,076	Series 2010-RR6(e)(f)	4.41%	07/26/2036	4,143,397
	Bear Stearns ALT-A Trust
7,479,814	Series 2006-3(e)	2.70%	05/25/2036	6,389,343
918,158	Series 2006-6(e)	3.34%	11/25/2036	641,845
	Bear Stearns Asset-Backed Securities Trust
1,843,380	Series 2006-AC1(n)	6.25%	02/25/2036	1,255,201
	Bellemeade Real Estate, Ltd.
1,469,148	Series 2019-2A(e)(f)	1M US L + 1.45%	04/25/2029	1,470,501
	Benchmark Mortgage Trust
12,453,921	Series 2018-B2(e)(m)	0.56%	01/15/2028	250,321
600,000	Series 2018-B2(e)	4.35%	01/15/2028	660,184
22,299,966	Series 2018-B4(e)(m)	0.67%	06/15/2028	579,538
1,589,000	Series 2018-B4(e)(f)	2.96%	07/15/2028	1,477,465
528,000	Series 2019-B12(e)(f)	3.56%	07/15/2024	526,013
954,000	Series 2020-B17(e)	3.37%	03/15/2030	993,342
522,000	Series 2020-B18(f)	4.14%	08/15/2025	530,934
488,000	Series 2020-B18(e)	3.77%	07/15/2030	523,755
523,000	Series 2020-B19	2.35%	09/15/2030	523,794
	BF Mortgage Trust
705,000	Series 2019-NYT(e)(f)	1M US L + 3.00%	12/15/2035	695,627
	BHP Trust
532,700	Series 2019-BXHP(e)(f)	1M US L + 2.57%	08/15/2021	533,885
	Blackbird Capital Aircraft
1,500,000	Series 2021-1A(f)	3.45%	07/15/2028	1,515,060
	BSPRT Issuer, Ltd.
650,000	Series 2021-FL6(e)(f)	1M US L + 1.10%	03/15/2036	650,571
	BX Trust
3,600,000	Series 2019-OC11(e)(f)	4.08%	12/09/2029	3,787,036
	Cantor Commercial Real Estate Lending
266,000	Series 2019-CF1(e)(f)	4.14%	04/15/2024	268,732
1,113,000	Series 2019-CF1(e)(f)	4.12%	04/15/2024	1,103,762
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(e)(f)	1M US L + 2.85%	11/15/2021	652,990
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(f)(i)	0.00%	01/10/2028	2,995,910
5,250	Series 2021-N2(f)(i)	0.00%	03/10/2028	2,964,443

Principal Amount/Description		Rate	Maturity	Value
	Cascade MH Asset Trust
$4,601,000	Series 2019-MH1(e)(f)	5.99%	10/25/2024	$4,788,346
	Castlelake Aircraft Securitization Trust
3,098,951	Series 2018-1(f)	6.63%	06/15/2025	2,386,344
	Castlelake Aircraft Structured Trust
581,295	Series 2019-1A(f)	3.97%	04/15/2026	581,475
2,750,000	Series 2019-1A(f)(i)	0.00%	04/15/2039	852,500
	CD Mortgage Trust
750,000	Series 2017-CD4(e)	4.35%	04/10/2027	815,040
	CF Trust
1,518,000	Series 2019-MF1(e)(f)	1M US L + 2.95%	08/21/2021	1,508,942
	Chase Mortgage Finance Trust
11,069,292	Series 2007-S2	6.00%	03/25/2037	7,884,365
378,669	Series 2007-S3	5.50%	05/25/2037	116,611
	CIFC Funding, Ltd.
850,000	Series 2021-1A(e)(f)	3M US L + 6.00%	04/25/2033	843,544
500,000	Series 2021-4A(e)(f)	3M US L + 2.85%	07/15/2033	500,000
500,000	Series 2021-4A(e)(f)	3M US L + 5.95%	07/15/2033	500,000
2,500,000	Series 2021-5A(e)(f)	3M US L + 6.50%	07/15/2034	2,500,000
	Citicorp Mortgage Securities Trust
400,686	Series 2007-1	6.00%	01/25/2037	401,367
	Citigroup Commercial Mortgage Trust
3,537,073	Series 2014-GC25(e)(m)	0.96%	10/10/2047	94,780
866,000	Series 2015-GC27(e)(f)	4.42%	01/10/2025	863,492
400,000	Series 2015-GC31(e)	4.05%	06/10/2025	420,035
344,000	Series 2016-GC36(f)	2.85%	01/10/2026	262,044
464,000	Series 2017-C4(e)	4.10%	10/12/2027	509,620
463,000	Series 2018-B2(e)	4.28%	03/10/2028	519,148
520,000	Series 2019-GC41	3.20%	08/10/2029	554,195
1,000,000	Series 2019-SMRT(e)(f)	4.75%	01/10/2024	1,053,851
1,433,000	Series 2020-555(e)(f)	3.50%	12/10/2029	1,134,326
1,000,000	Series 2020-GC46(f)	2.60%	02/15/2030	820,998
	Citigroup Mortgage Loan Trust
697,671	Series 2006-WF1(n)	4.85%	03/25/2036	439,675
1,093,661	Series 2007-OPX1(n)	6.33%	01/25/2037	565,408
	CitiMortgage Alternative Loan Trust
428,994	Series 2007-A1	6.00%	01/25/2037	434,526
84,501	Series 2007-A1(e)(m)	5.40% - 1M US L	01/25/2037	14,366
64,092	Series 2007-A3(e)	6.00%	03/25/2037	66,007
147,495	Series 2007-A3(e)(m)	5.40% - 1M US L	03/25/2037	25,413
448,282	Series 2007-A6	5.50%	06/25/2037	423,084
	CLNC, Ltd.
1,037,000	Series 2019-FL1(e)(f)	1M US L + 1.55%	12/19/2025	1,039,350
	COMM Mortgage Trust
887,000	Series 2013-CR11(e)	5.11%	09/10/2023	960,492
400,000	Series 2020-CX(e)(f)	2.68%	11/10/2030	399,339
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(e)	4.70%	08/10/2024	256,543
604,000	Series 2014-CR20(e)	4.50%	10/10/2024	629,171
8,643,268	Series 2014-UBS4(f)	3.75%	08/10/2024	744,316
11,000	Series 2014-UBS4(e)(f)(i)	0.00%	08/10/2047	1
3,176,928	Series 2015-CR22(e)(m)	0.89%	03/10/2025	77,262
916,000	Series 2015-CR25(e)	4.53%	08/10/2025	986,139
4,513,162	Series 2015-CR26(e)(m)	0.93%	09/10/2025	147,625
419,000	Series 2015-LC23(e)	4.62%	10/10/2025	453,618

Principal Amount/Description		Rate	Maturity	Value
	CORE Mortgage Trust
$432,000	Series 2019-CORE(e)(f)	1M US L + 1.90%	12/15/2031	$430,371
432,000	Series 2019-CORE(e)(f)	1M US L + 2.35%	12/15/2031	428,362
	Countrywide Home Loan Mortgage Pass-Through Trust
1,788,075	Series 2005-HYB7(e)	2.76%	11/20/2035	1,651,556
27,047	Series 2005-J4	5.50%	11/25/2035	26,110
1,406,309	Series 2006-18	6.00%	12/25/2036	1,093,157
218,762	Series 2007-17	6.00%	10/25/2037	203,665
250,203	Series 2007-3	6.00%	04/25/2037	185,904
265,058	Series 2007-7	5.75%	06/25/2037	193,747
	Credit Suisse First Boston Mortgage Securities Corp.
57,424	Series 2005-10	5.50%	11/25/2035	52,970
52,076	Series 2005-8	5.50%	08/25/2025	50,431
4,138,066	Series 2005-9	6.00%	10/25/2035	1,893,114
	Credit Suisse Mortgage Capital Certificates
2,188,927	Series 2006-2	5.75%	03/25/2036	1,608,826
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(n)	6.20%	09/25/2036	899,696
137,221	Series 2007-1(e)	5.90%	05/25/2037	51,611
	CSAIL Commercial Mortgage Trust
5,159,676	Series 2015-C1(e)(m)	0.97%	01/15/2025	125,605
419,000	Series 2015-C4(e)	4.71%	11/15/2025	450,196
490,000	Series 2016-C6(e)	5.10%	04/15/2026	524,851
1,362,000	Series 2016-C6(e)(f)	5.10%	05/15/2026	1,224,373
214,000	Series 2018-C14(e)	5.05%	10/15/2028	237,625
	CSMC Mortgage-Backed Trust
164,036	Series 2006-1	6.00%	02/25/2036	87,237
20,824	Series 2006-4	5.50%	05/25/2021	18,718
788,967	Series 2006-5	6.25%	06/25/2036	278,710
76,836	Series 2006-9	6.00%	11/25/2036	63,325
6,227	Series 2007-2	5.00%	03/25/2037	5,919
498,947	Series 2007-3(e)	5.84%	04/25/2037	188,892
253,000	Series 2017-CHOP(e)(f)	1M US L + 1.90%	07/15/2032	248,776
223,000	Series 2017-CHOP(e)(f)	1M US L + 3.30%	07/15/2032	211,536
	CSWF
327,330	Series 2018-TOP(e)(f)	1M US L + 1.80%	08/15/2035	327,850
	DataBank Issuer
636,000	Series 2021-1A(f)	2.65%	02/25/2026	644,744
	DB Master Finance LLC
982,500	Series 2019-1A(f)	3.79%	02/20/2024	999,961
	DBGS Mortgage Trust
861,313	Series 2018-BIOD(e)(f)	1M US L + 2.00%	05/15/2035	864,215
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(e)	3.33%	03/10/2026	1,278,847
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
243,090	Series 2005-6(e)(m)	5.08% - 1M US L	12/25/2035	40,350
106,591	Series 2005-6(e)	1M US L + 1.40%	12/25/2035	81,681
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
140,385	Series 2006-PR1(e)(f)	12.12% - 1M US L	04/15/2036	151,789
	Diamond Infrastructure Funding LLC
1,000,000	Series 2021-1A(f)	2.36%	12/20/2026	1,002,428
2,000,000	Series 2021-1A(f)	3.48%	12/20/2026	2,010,138
	DOLP Trust
1,000,000	Series 2021-NYC(e)(f)	3.70%	05/10/2031	1,012,742

Principal Amount/Description		Rate	Maturity	Value
	Dryden 38 Senior Loan Fund
$1,000,000	Series 2018-38A(e)(f)	3M US L + 5.60%	07/15/2030	$970,324
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(e)(f)	3M US L + 5.75%	08/15/2031	975,000
500,000	Series 2018-40A(e)(f)	3M US L + 3.10%	08/15/2031	502,679
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(e)(f)	3M US L + 2.93%	07/15/2030	500,000
	Extended Stay America Trust
750,000	Series 2021-ESH(e)(f)	1M US L + 2.25%	07/15/2026	755,111
	Fannie Mae-Aces
16,980,531	Series 2019-M24(e)(m)	1.15%	03/25/2031	1,559,590
51,078,307	Series 2019-M7(e)(m)	0.35%	04/25/2029	1,784,702
56,287,257	Series 2020-M10(e)(m)	0.82%	12/25/2027	2,280,647
56,831,179	Series 2020-M10(e)(m)	0.87%	07/25/2032	4,226,489
17,782,471	Series 2020-M13(e)(m)	1.30%	09/25/2030	1,494,551
	First Horizon Alternative Mortgage Securities Trust
666,221	Series 2005-FA6	5.50%	09/25/2035	551,760
119,523	Series 2007-FA2	6.00%	04/25/2037	69,592
	First Horizon Mortgage Pass-Through Trust
811,773	Series 2007-AR3(e)	2.92%	11/25/2037	584,413
	FirstKey Homes
1,100,000	Series 2020-SFR1(f)	4.28%	09/17/2025	1,140,899
	Fontainebleau Miami Beach Trust
2,148,000	Series 2019-FBLU(e)(f)	3.96%	12/10/2024	2,100,064
	FREMF Mortgage Trust
890,367	Series 2015-KF07(e)(f)	1M US L + 4.95%	02/25/2025	895,352
753,922	Series 2015-KF09(e)(f)	1M US L + 5.35%	05/25/2022	754,722
1,000,094	Series 2016-KF19(e)(f)	1M US L + 5.50%	06/25/2023	1,003,025
999,779	Series 2016-KF22(e)(f)	1M US L + 5.05%	07/25/2023	1,012,746
887,222	Series 2016-KF25(e)(f)	1M US L + 5.00%	10/25/2023	889,475
825,000	Series 2018-K74(e)(f)	4.23%	02/25/2028	902,726
2,427,847	Series 2018-KF56(e)(f)	1M US L + 5.80%	11/25/2028	2,451,006
820,000	Series 2019-K736(e)(f)	3.88%	07/25/2026	876,213
	GAIA Aviation, Ltd.
512,754	Series 2019-1(f)(n)	3.97%	12/15/2026	510,490
393,990	Series 2019-1(f)(n)	7.00%	12/15/2026	316,137
	Ginnie Mae Strip
7,601,083	Series 2020-3(m)	1.40%	09/16/2045	688,187
	Government National Mortgage Association
27,503,524	Series 2016-162(e)(m)	0.83%	09/16/2058	1,485,146
19,238,204	Series 2020-168(e)(m)	0.99%	12/16/2062	1,645,011
21,134,869	Series 2021-52(e)(m)	0.85%	04/16/2063	1,676,407
	Great Wolf Trust
3,084,000	Series 2019-WOLF(e)(f)	1M US L + 3.13%	12/15/2024	3,035,005
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(e)(f)	1M US L + 1.55%	07/15/2035	945,194
	GS Mortgage Securities Trust
49,119	Series 2011-GC3(e)(f)(k)(m)	0.29%	03/10/2044	0
464,871	Series 2011-GC5(e)(f)(i)(m)	0.00%	08/10/2044	5
3,538,000	Series 2014-GC26(e)(f)	4.51%	11/10/2047	2,381,943
7,086,109	Series 2015-GS1(e)(m)	0.77%	11/10/2025	213,103
260,000	Series 2016-GS2(e)	3.76%	04/10/2026	279,583
1,954,000	Series 2018-TWR(e)(f)	1M US L + 3.92%	07/15/2021	1,731,706
636,000	Series 2020-GC45(e)	3.41%	12/13/2029	682,590
	GSAA Home Equity Trust
2,120,788	Series 2006-13(e)	6.04%	07/25/2036	958,803
493,429	Series 2006-18(n)	6.18%	11/25/2036	188,469

Principal Amount/Description		Rate	Maturity	Value
$156,063	Series 2006-6(e)	5.69%	03/25/2036	$66,705
880,666	Series 2007-2(n)	6.60%	03/25/2037	293,762
	GSCG Trust
1,303,000	Series 2019-600C(e)(f)	3.99%	09/06/2024	1,246,385
	GSR Mortgage Loan Trust
1,126,159	Series 2006-2F	5.25%	02/25/2036	723,872
68,456	Series 2007-2F	5.75%	02/25/2037	498,547
2,197,946	Series 2007-2F	6.00%	03/25/2037	1,711,326
851,722	Series 2007-AR2(e)	2.84%	05/25/2037	623,818
	Halcyon Loan Advisors Funding, Ltd.
193,404	Series 2013-2A(e)(f)	3M US L + 2.70%	08/01/2025	193,700
	Hardee's Funding LLC
972,500	Series 2018-1A(f)	5.71%	06/20/2028	1,095,574
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(e)(f)	1M US L + 2.75%	05/15/2038	1,397,190
	Hayfin Kingsland X, Ltd.
500,000	Series 2021-1A(e)(f)	3M US L + 1.85%	04/28/2031	500,030
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(e)(f)	3M US L + 5.55%	01/28/2030	484,637
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(e)(f)	3M US L + 6.60%	10/20/2029	492,386
2,000,000	Series 2018-2015(e)(f)	3M US L + 5.10%	02/05/2031	1,901,185
500,000	Series 2018-2016(e)(f)	3M US L + 2.90%	07/20/2030	490,630
	Horizon Aircraft Finance III, Ltd.
933,179	Series 2019-2(f)	3.43%	11/15/2026	935,609
	HPLY Trust
567,847	Series 2019-HIT(e)(f)	1M US L + 3.15%	11/15/2021	558,331
1,131,627	Series 2019-HIT(e)(f)	1M US L + 3.90%	11/15/2021	1,037,372
	HSI Asset Securitization Corp. Trust
8,951,772	Series 2006-HE1(e)	1M US L + 0.28%	10/25/2036	3,883,648
1,512,593	Series 2007-NC1(e)	1M US L + 0.18%	04/25/2037	1,185,996
	IMT Trust
253,480	Series 2017-APTS(e)(f)	1M US L + 1.10%	06/15/2034	253,707
	IndyMac IMJA Mortgage Loan Trust
1,044,835	Series 2007-A1	6.00%	08/25/2037	611,491
	IndyMac IMSC Mortgage Loan Trust
4,644,020	Series 2007-F2	6.50%	07/25/2037	2,390,580
	IndyMac Index Mortgage Loan Trust
1,876,641	Series 2006-AR25(e)	3.07%	09/25/2036	1,779,420
	Invitation Homes
995,000	Series 2018-SFR1(e)(f)	1M US L + 1.25%	03/17/2037	998,290
649,764	Series 2018-SFR1(e)(f)	1M US L + 1.45%	03/17/2037	651,863
	ITE Rail Fund Levered LP
982,895	Series 2021-1A(f)	2.25%	02/28/2051	991,961
	JOL Air, Ltd.
853,422	Series 2019-1(f)	3.97%	04/15/2026	854,603
	JP Morgan Alternative Loan Trust
220,669	Series 2005-S1	6.00%	12/25/2035	201,081
72,869	Series 2006-S3(n)	6.62%	08/25/2036	72,819
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(e)	4.80%	07/15/2024	423,645
2,086,000	Series 2014-C23(e)(f)	3.36%	10/15/2024	1,615,679
388,000	Series 2014-C26(e)	4.52%	12/15/2024	405,188

Principal Amount/Description		Rate	Maturity	Value
$4,423,857	Series 2015-C28(e)(m)	1.11%	03/15/2025	$125,288
542,000	Series 2015-C28	3.99%	03/15/2025	562,736
8,628,916	Series 2015-C30(e)(m)	0.65%	07/15/2025	153,325
3,392,103	Series 2015-C31(e)(m)	0.98%	08/15/2025	102,047
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,092,000	Series 2018-AON(e)(f)	4.61%	07/05/2023	2,122,027
915,000	Series 2021-MHC(e)(f)	1M US L + 2.45%	04/15/2026	919,556
	JP Morgan Chase Commercial Mortgage Securities Trust
21,981	Series 2006-LDP8(e)(k)(m)	0.30%	05/15/2045	0
1,157,000	Series 2011-C3(e)(f)	5.71%	02/15/2046	434,140
1,475,000	Series 2011-C5(e)(f)	5.61%	09/15/2021	1,477,254
2,211,772	Series 2012-C8(e)(m)	1.89%	09/15/2022	28,935
1,010,000	Series 2018-WPT(e)(f)	5.54%	07/05/2023	1,031,743
704,000	Series 2019-MFP(e)(f)	1M US L + 3.00%	07/15/2021	697,670
235,000	Series 2019-UES(f)	4.34%	05/05/2024	238,610
1,135,000	Series 2019-UES(e)(f)	4.45%	05/05/2024	1,067,820
	JP Morgan Mortgage Acquisition Corp.
3,900,000	Series 2005-WMC1(e)	1M US L + 0.90%	09/25/2035	3,706,083
233,566	Series 2006-CH2(n)	5.46%	09/25/2029	185,194
	JP Morgan Mortgage Acquisition Trust
3,925,703	Series 2006-RM1(e)	1M US L + 0.48%	08/25/2036	2,265,502
	JP Morgan Mortgage Trust
936,385	Series 2007-S3	6.00%	07/25/2037	701,002
	JP Morgan Resecuritization Trust
786,005	Series 2011-1(e)(f)	6.00%	06/26/2037	740,635
	JPMBB Commercial Mortgage Securities Trust
1,000,000	Series 2013-C12(e)	4.24%	06/15/2023	1,039,100
18,759,328	Series 2014-C24(e)(m)	1.06%	10/15/2024	420,061
519,000	Series 2015-C27(e)	4.44%	02/15/2025	531,970
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(e)	3.80%	07/15/2027	508,123
	JPMDB Commercial Mortgage Securities Trust
421,000	Series 2020-COR7(e)	3.85%	03/13/2030	455,951
	Kestrel Aircraft Funding, Ltd.
504,572	Series 2018-1A(f)	4.25%	10/15/2025	503,855
	Laurel Road Prime Student Loan Trust
33,775,144	Series 2020-A(f)(i)	0.00%	11/25/2050	2,591,905
	LB-UBS Commercial Mortgage Trust
225,555	Series 2006-C7(e)(f)(m)	0.63%	11/15/2038	34
	LCM 28, Ltd.
1,000,000	Series 2018-28A(e)(f)	3M US L + 5.75%	10/20/2030	950,729
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(e)(f)	3M US L + 5.60%	07/16/2031	462,540
	LCM XIV LP
1,000,000	Series 2018-14A(e)(f)	3M US L + 2.75%	07/20/2031	965,371
750,000	Series 2018-14A(e)(f)	3M US L + 5.50%	07/20/2031	681,517
	LCM XVII LP
1,000,000	Series 2018-17A(e)(f)	3M US L + 6.00%	10/15/2031	945,000
	LCM XX LP
1,000,000	Series 2018-20A(e)(f)	3M US L + 5.45%	10/20/2027	964,372

Principal Amount/Description		Rate	Maturity	Value
	Legacy Mortgage Asset Trust
$4,000,000	Series 2019-GS2(f)(n)	4.25%	01/25/2059	$4,003,856
13,400,000	Series 2019-GS3(f)(n)	4.25%	04/25/2059	13,426,827
4,300,000	Series 2019-GS4(f)(n)	4.25%	05/25/2059	4,306,897
	Lehman Mortgage Trust
463,023	Series 2006-6	5.50%	10/25/2036	405,552
3,849,701	Series 2006-7(e)	1M US L + 0.25%	11/25/2036	137,455
3,849,701	Series 2006-7(e)(m)	7.75% - 1M US L	11/25/2036	598,268
1,282,287	Series 2006-8(e)	1M US L + 0.42%	12/25/2036	292,845
1,282,287	Series 2006-8(e)(m)	6.58% - 1M US L	12/25/2036	404,363
269,766	Series 2007-10	6.50%	01/25/2038	130,781
	Lendingpoint Asset Securitization Trust
642,502	Series 2019-1(f)	4.50%	12/15/2021	645,542
	MACH 1 Cayman, Ltd.
1,203,009	Series 2019-1(f)	3.47%	08/15/2026	1,205,744
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(e)(f)	3M US L + 2.95%	10/22/2030	1,002,489
1,000,000	Series 2018-14A(e)(f)	3M US L + 5.80%	10/22/2030	983,148
	Madison Park Funding XLV, Ltd.
1,000,000	Series 2021-45A(e)(f)	3M US L + 3.15%	07/15/2034	1,000,000
	Madison Park Funding XXVI, Ltd.
500,000	Series 2017-26A(e)(f)	3M US L + 6.50%	07/29/2030	497,913
	Madison Park Funding XXXVIII, Ltd.
500,000	Series 2021-38A(e)(f)	3M US L + 6.00%	07/17/2034	500,000
	Master Asset Backed Securities Trust
4,761,872	Series 2006-NC3(e)	1M US L + 0.21%	10/25/2036	3,182,748
	MBRT
584,000	Series 2019-MBR(e)(f)	1M US L + 2.55%	11/25/2021	584,942
1,406,000	Series 2019-MBR(e)(f)	1M US L + 2.90%	11/25/2021	1,402,595
	Merrill Lynch Alternative Note Asset Trust
688,632	Series 2007-F1	6.00%	03/25/2037	116,871
	Merrill Lynch Mortgage Investors Trust
10,315,206	Series 2006-RM3(e)	1M US L + 0.48%	06/25/2037	3,229,761
	MFT Trust
2,010,000	Series 2020-ABC(e)(f)	3.48%	02/10/2030	1,860,849
	MHC Commercial Mortgage Trust
675,000	Series 2021-MHC(e)(f)	1M US L + 2.60%	04/15/2026	677,655
	MKT Mortgage Trust
250,000	Series 2020-525M(e)(f)	2.94%	02/12/2030	229,691
	Morgan Stanley Bank of America Merrill Lynch Trust
2,949,006	Series 2012-C5(e)(f)(m)	1.54%	07/15/2022	26,234
602,000	Series 2015-C20(e)	4.61%	01/15/2025	632,933
822,000	Series 2015-C21(e)	4.28%	02/15/2025	820,102
350,000	Series 2015-C27(e)	4.66%	11/15/2025	368,106
	Morgan Stanley Capital I
858,000	Series 2017-HR2(e)	4.36%	12/15/2027	939,703
	Morgan Stanley Capital I Trust
1,177,000	Series 2007-IQ15(e)(f)	6.17%	06/11/2049	1,135,208
1,267,425	Series 2016-UB11 XA(e)(m)	1.64%	08/15/2026	70,757
576,000	Series 2017-CLS(e)(f)	1M US L + 2.60%	11/15/2034	576,087
1,000,000	Series 2018-SUN(e)(f)	1M US L + 3.05%	07/15/2035	987,899
750,000	Series 2019-H7	4.13%	07/15/2029	799,181
	Morgan Stanley Capital I, Inc.
826,000	Series 2021-L6(e)	3.58%	07/15/2031	843,758

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Mortgage Loan Trust
$1,567,044	Series 2005-3AR(e)	2.35%	07/25/2035	$1,465,914
2,999,984	Series 2006-11	6.00%	08/25/2036	2,624,052
718,504	Series 2006-7(e)	5.10%	06/25/2036	584,855
825,952	Series 2006-7	6.00%	06/25/2036	632,984
379,757	Series 2007-3XS(n)	5.70%	01/25/2047	206,926
	Morgan Stanley Re-REMIC Trust
132,675	Series 2011-R1(e)(f)	5.94%	02/26/2037	137,259
	Mosaic Solar Loan Trust
96,221	Series 2017-1A(f)	4.45%	06/20/2042	105,095
380,598	Series 2018-1A(f)	4.01%	08/20/2030	410,965
1,788,798	Series 2020-1A(f)(i)	0.00%	04/20/2046	1,559,987
750,000	Series 2020-2A(f)	3.00%	06/20/2025	762,078
	Motel 6 Trust
968,555	Series 2017-MTL6(e)(f)	1M US L + 4.25%	08/15/2034	974,558
	MSCG Trust
1,918,000	Series 2018-SELF(e)(f)	1M US L + 3.05%	10/15/2037	1,925,126
	MVW 2021-1W LLC
1,224,900	Series 2021-1WA(f)	1.94%	01/22/2041	1,231,966
1,420,884	Series 2021-1WA(f)	3.17%	01/22/2041	1,425,876
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(f)	3.68%	11/17/2025	511,705
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,061,935	Series 2005-AP3(e)	5.32%	08/25/2035	695,908
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(e)(f)	3M US L + 6.80%	05/12/2031	1,492,503
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(e)(f)	3M US L + 8.09%	07/15/2030	931,944
	Octagon Investment Partners 29, Ltd.
2,000,000	Series 2020-1A(e)(f)	3M US L + 7.25%	01/24/2033	2,008,206
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(e)(f)	3M US L + 2.85%	07/25/2030	496,936
	Octagon Investment Partners 40, Ltd.
500,000	Series 2019-1A(e)(f)	3M US L + 6.46%	04/20/2031	500,778
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(e)(f)	3M US L + 6.75%	07/15/2034	1,000,000
	Octagon Investment Partners 44, Ltd.
1,000,000	Series 2019-1A(e)(f)	3M US L + 3.65%	07/20/2032	1,001,763
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(e)(f)	3M US L + 6.75%	01/15/2033	628,477
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.00%	07/17/2030	497,943
1,000,000	Series 2018-1A(e)(f)	3M US L + 5.75%	07/17/2030	962,500
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(e)(f)	3M US L + 7.00%	02/14/2031	1,002,414
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(e)(f)	3M US L + 1.90%	01/22/2030	967,648

Principal Amount/Description		Rate	Maturity	Value
$500,000	Series 2018-1A(e)(f)	3M US L + 5.45%	01/22/2030	$475,000
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(e)(f)	3M US L + 3.05%	10/20/2030	497,826
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2019-3A(e)(f)	3.55% - 3M US L	07/20/2032	1,001,714
1,000,000	Series 2021-3A(e)(f)	3M US L + 2.90%	07/02/2035	1,000,000
2,000,000	Series 2021-3A(e)(f)	3M US L + 6.25%	07/02/2035	2,000,000
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(e)(f)	3M US L + 6.25%	04/18/2033	1,996,851
	OHA Credit Funding 9, Ltd.
500,000	Series 2021-9A(e)(f)	3M US L + 2.94%	07/19/2035	499,998
	One Market Plaza Trust
688,000	Series 2017-1MKT(f)	4.14%	02/10/2024	698,761
	Pagaya AI Debt Selection Trust
2,500,000	Series 2020-3(f)	6.43%	05/17/2027	2,634,962
1,425,000	Series 2021-2(f)	3.00%	01/25/2029	1,436,853
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW
5,000,000	Series 2005-WCW2(e)	1M US L + 0.98%	07/25/2035	4,719,482
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(e)	1M US L + 0.65%	12/25/2035	3,465,870
	PFP, Ltd.
624,000	Series 2019-5(e)(f)	1M US L + 2.00%	03/14/2022	625,410
	PR Mortgage Loan Trust
8,837,289	Series 2014-1(e)(f)	5.90%	09/25/2047	8,854,379
	Pretium Mortgage Credit Partners I LLC
586,715	Series 2020-NPL3(f)(n)	3.11%	10/27/2023	593,024
	Prime Mortgage Trust
5,197	Series 2006-1	5.50%	06/25/2036	5,200
67,816	Series 2006-DR1(f)	5.50%	05/25/2035	62,333
	Primose Funding LLC
985,000	Series 2019-1A(f)	4.48%	07/30/2026	1,025,145
	Progress Residential
2,500,000	Series 2021-SFR3(f)	4.75%	05/17/2026	2,523,035
	PRPM LLC
14,400,000	Series 2020-1A(f)(n)	3.97%	02/25/2023	14,460,362
	RBSGC Structured Trust
149,460	Series 2008-B(f)	6.00%	06/25/2037	149,807
	Residential Accredit Loans, Inc.
3,686,150	Series 2006-QA5(e)	1M US L + 0.22%	07/25/2036	2,000,455
1,798,015	Series 2006-QS10	6.50%	08/25/2036	1,793,031
420,911	Series 2006-QS6	6.00%	06/25/2036	404,067
1,114,031	Series 2006-QS7	6.00%	06/25/2036	1,058,354
58,567	Series 2006-QS7(e)	1M US L + 0.40%	06/25/2036	42,275
175,700	Series 2006-QS7(e)(m)	5.60% - 1M US L	06/25/2036	26,625
70,181	Series 2006-QS8(e)	1M US L + 0.45%	08/25/2036	50,961
210,542	Series 2006-QS8(e)(m)	5.55% - 1M US L	08/25/2036	30,537
6,611	Series 2007-QS6(e)	55.00% - 8.33 x 1M US L	04/25/2037	11,736
611,827	Series 2007-QS9	6.50%	07/25/2037	601,944
305,264	Series 2008-QR1	6.00%	08/25/2036	262,845
	Residential Asset Securitization Trust
437,310	Series 2006-A1	6.00%	04/25/2036	304,481
911,681	Series 2006-A2	6.00%	05/25/2036	577,876
884,980	Series 2006-A6	6.50%	07/25/2036	446,546
270,633	Series 2006-A8	6.00%	08/25/2036	222,142
150,893	Series 2006-A8	6.50%	08/25/2036	74,902

Principal Amount/Description		Rate	Maturity	Value
$319,470	Series 2006-A8(e)(m)	5.90% - 1M US L	08/25/2036	$90,250
1,396,756	Series 2007-A1	6.00%	03/25/2037	771,431
67,947	Series 2007-A6	6.00%	06/25/2037	56,326
2,611,645	Series 2007-A7	6.00%	07/25/2037	1,504,323
	Residential Funding Mortgage Securities I Trust
611,201	Series 2006-S3	5.50%	03/25/2036	589,766
108,815	Series 2006-S6	6.00%	07/25/2036	107,395
265,136	Series 2007-S3	6.00%	03/25/2037	238,205
173,917	Series 2007-S6	6.00%	06/25/2037	176,450
	RR 2, Ltd.
1,000,000	Series 2021-2A(e)(f)	3M US L + 5.80%	04/15/2036	987,714
	RR 6, Ltd.
1,000,000	Series 2021-6A(e)(f)	3M US L + 5.85%	04/15/2036	988,547
	Sapphire Aviation Finance I, Ltd.
2,514,902	Series 2018-1A(f)	5.93%	03/15/2025	2,195,603
	Sapphire Aviation Finance II, Ltd.
433,078	Series 2020-1A(f)	3.23%	03/15/2027	423,077
	Sequoia Mortgage Trust
1,458,208	Series 2007-3(e)	2.95%	07/20/2037	1,340,609
	SG Commercial Mortgage Securities Trust
1,854,000	Series 2016-C5	3.93%	06/10/2026	1,954,676
	S-Jets, Ltd.
1,042,759	Series 2017-1(f)	3.97%	08/15/2025	1,033,845
	SLG Office Trust
1,100,000	Series 2021-OVA(f)	2.85%	07/15/2031	1,055,213
	SMB Private Education Loan Trust
365,454	Series 2018-B(e)(f)	1M US L + 0.72%	08/15/2027	366,942
968	Series 2021-A(f)(i)	0.00%	01/15/2053	3,040,889
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(f)(i)	0.00%	01/25/2048	1,936,882
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(f)(i)	0.00%	05/15/2046	2,620,380
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(f)(i)	0.00%	02/25/2042	1,123,387
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(f)	3.61%	09/25/2040	310,778
56,034	Series 2019-B(f)(i)	0.00%	08/17/2048	1,098,646
	Sprite, Ltd.
316,784	Series 2017-1(f)	4.25%	12/15/2024	315,461
	Stack Infrastructure Issuer LLC
976,667	Series 2019-1A(f)	4.54%	02/26/2024	1,035,078
750,000	Series 2019-2A(f)	3.08%	10/25/2024	773,396
	Start, Ltd.
682,488	Series 2018-1(f)	4.09%	05/15/2025	686,085
755,763	Series 2019-1(f)	4.09%	03/15/2026	753,833
	Structured Adjustable Rate Mortgage Loan Trust
659,322	Series 2005-15(e)	2.98%	07/25/2035	496,152
	Structured Asset Securities Corp.
180,669	Series 2005-RF1(e)(f)	1M US L + 0.35%	03/25/2035	168,354
180,669	Series 2005-RF1(e)(f)(m)	4.60%	03/25/2035	25,525
	Sunnova Sol III Issuer LLC
1,500,000	Series 2021-1(f)	2.58%	04/30/2031	1,509,021
	Sunnova Sol Issuer LLC
972,128	Series 2020-1A(f)	3.35%	01/30/2030	1,018,765

Principal Amount/Description		Rate	Maturity	Value
	Sunrun Atlas Issuer LLC
$1,203,057	Series 2019-2(f)	3.61%	10/30/2027	$1,284,419
	TBW Mortgage-Backed Trust
1,390,692	Series 2006-2	7.00%	07/25/2036	420,153
	Thunderbolt Aircraft Lease, Ltd.
1,824,236	Series 2017-A(f)(n)	4.21%	04/15/2024	1,826,585
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(f)(n)	5.07%	09/15/2038	4,128,107
	TIF Funding II LLC
384,500	Series 2021-1A(f)	1.65%	02/20/2046	379,598
	Towd Point Mortgage Trust
3,310,000	Series 2019-SJ2(e)(f)	4.25%	11/25/2058	3,326,960
	TPGI Trust
800,000	Series 2021-DGWD(e)(f)	1M US L + 3.85%	06/15/2026	803,431
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(e)(f)	3M US L + 4.15%	07/20/2032	1,720,688
	TRP - TRIP Rail Master Funding LLC
1,000,000	Series 2021-2(f)	2.15%	06/17/2027	1,004,693
	TTAN
743,000	Series 2021-MHC(e)(f)	1M US L + 2.90%	03/15/2026	746,746
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(e)(m)	0.48%	08/15/2050	871,775
650,000	Series 2017-C4(e)	4.24%	09/15/2027	702,628
464,000	Series 2017-C6(e)	4.15%	12/15/2027	512,317
751,000	Series 2017-C6(e)	4.59%	12/15/2027	827,272
520,000	Series 2018-C10(e)	5.26%	05/15/2028	576,817
928,000	Series 2018-C9(e)	5.05%	03/15/2028	1,032,935
	UBS-Barclays Commercial Mortgage Trust
1,739,000	Series 2013-C5(e)(f)	4.08%	02/10/2023	1,589,863
	Upstart Pass-Through Trust
440,081	Series 2021-ST1(f)	2.75%	02/20/2027	444,151
919,542	Series 2021-ST2(f)	2.50%	04/20/2027	932,546
	Upstart Securitization Trust
250,000	Series 2020-3(f)	3.01%	11/20/2030	256,271
2,000	Series 2021-2(i)	0.00%	06/20/2031	2,011,132
	USQ Rail II LLC
750,000	Series 2021-3(f)	2.21%	06/28/2027	757,222
	VB-S1 Issuer LLC
500,000	Series 2020-1A(f)	3.03%	06/15/2025	523,163
	VCC
4,708,357	Series 2020-MC1(e)(f)	4.50%	06/25/2045	4,718,957
	Velocity Commercial Capital Loan Trust
502,205	Series 2018-2(e)(f)	4.05%	09/25/2024	521,953
1,001,167	Series 2019-1(e)(f)	3.94%	01/25/2027	1,044,459
397,711	Series 2019-1(e)(f)	4.01%	07/25/2027	407,791
368,850	Series 2019-1(e)(f)	4.12%	11/25/2027	376,060
	Wachovia Bank Commercial Mortgage Trust
37,330	Series 2006-C29(e)(k)(m)	0.45%	11/15/2048	0
	Wachovia Mortgage Loan Trust, LLC Series Trust
280,417	Series 2005-B(e)	2.44%	10/20/2035	271,603
	Washington Mutual Alternative Mortgage Pass-Through Certificates
45,135	Series 2005-9	5.50%	11/25/2035	42,003
384,806	Series 2006-5	6.00%	07/25/2036	336,468

Principal Amount/Description		Rate	Maturity	Value
	Washington Mutual Mortgage Pass-Through Certificates Trust
$704,846	Series 2006-2	6.00%	03/25/2036	$724,697
	WAVE LLC
908,972	Series 2019-1(f)	3.60%	09/15/2027	905,530
1,015,462	Series 2019-1(f)	6.41%	09/15/2027	816,211
	Wells Fargo Alternative Loan Trust
309,556	Series 2007-PA2(e)	1M US L + 0.43%	06/25/2037	247,551
309,556	Series 2007-PA2(e)(m)	6.07% - 1M US L	06/25/2037	36,130
148,758	Series 2007-PA3	5.75%	07/25/2037	148,672
465,406	Series 2007-PA3	6.25%	07/25/2037	466,268
	Wells Fargo Commercial Mortgage Trust
158,000	Series 2014-LC16(f)	3.94%	06/15/2024	28,440
1,895,000	Series 2015-C28(e)	4.23%	05/15/2025	1,879,640
520,000	Series 2015-NXS4(e)	4.85%	11/15/2025	567,917
1,245,000	Series 2015-NXS4(e)	3.85%	11/15/2025	1,248,813
1,000,000	Series 2016-C33(f)	3.12%	03/15/2059	952,571
5,628,945	Series 2016-C37(e)(f)(m)	1.60%	12/15/2049	354,569
550,000	Series 2016-LC24	3.62%	09/15/2026	587,404
695,000	Series 2016-LC25(e)	4.56%	11/15/2026	765,502
356,000	Series 2016-NXS6	3.81%	11/15/2049	381,209
518,000	Series 2018-C45	4.73%	06/15/2028	577,615
523,000	Series 2018-C47(e)	5.10%	10/15/2028	570,746
436,000	Series 2018-C48(e)	5.29%	12/15/2028	502,875
613,000	Series 2020-C55	3.14%	02/15/2030	646,829
6,272,539	Series 2021-C59(e)(m)	1.69%	04/15/2054	735,915
	WF-RBS Commercial Mortgage Trust
1,923,142	Series 2012-C9(e)(f)(m)	2.03%	11/15/2045	31,709
3,354,877	Series 2014-C21(e)(m)	1.18%	08/15/2047	85,400
4,042,847	Series 2014-C22(e)(m)	0.95%	09/15/2057	83,474
636,000	Series 2014-C23(e)(f)	4.15%	10/15/2057	641,797
	Willis Engine Structured Trust V
924,743	Series 2020-A(f)	3.23%	03/15/2028	930,314
	Willis Engine Structured Trust VI
2,950,000	Series 2021-A(f)	7.39%	05/15/2029	2,952,555
2,023,337	Zephyrus Capital Aviation Tl(e)	1M US L + 4.61%	10/15/2038	2,008,314

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $498,480,334)				478,128,694

U.S. GOVERNMENT BONDS AND NOTES - 11.21%
280,000	U.S. Treasury Bonds	0.88%	11/15/2030	266,306
9,620,000	U.S. Treasury Bonds	2.25%	05/15/2041	10,012,316
435,000	U.S. Treasury Bonds	2.75%	11/15/2042	490,004
5,580,000	U.S. Treasury Bonds	2.75%	11/15/2047	6,353,789
12,500,000	U.S. Treasury Bonds	1.25%	05/15/2050	10,210,449
58,500,000	U.S. Treasury Bonds	1.63%	11/15/2050	52,558,594
8,850,000	U.S. Treasury Bonds	2.38%	05/15/2051	9,450,832
4,080,000	U.S. Treasury Bonds	4.75%	02/15/2037	5,792,962
15,900,000	U.S. Treasury Notes	0.13%	10/31/2022	15,896,273
11,920,000	U.S. Treasury Notes	0.13%	12/31/2022	11,912,084
11,280,000	U.S. Treasury Notes	0.13%	06/30/2023	11,253,342
1,995,000	U.S. Treasury Notes	0.25%	11/15/2023	1,992,039
9,110,000	U.S. Treasury Notes	0.13%	01/15/2024	9,056,265
23,995,000	U.S. Treasury Notes	0.25%	06/15/2024	23,849,718
9,370,000	U.S. Treasury Notes	1.50%	11/30/2024	9,670,133
9,395,000	U.S. Treasury Notes	0.38%	11/30/2025	9,227,285
140,000	U.S. Treasury Notes	2.63%	01/31/2026	151,473

Principal Amount/Description		Rate	Maturity	Value
$11,720,000	U.S. Treasury Notes	0.88%	06/30/2026	$11,714,964
10,150,000	U.S. Treasury Notes	0.50%	06/30/2027	9,819,332
1,000,000	U.S. Treasury Notes	0.50%	10/31/2027	961,680
9,960,000	U.S. Treasury Notes	1.25%	06/30/2028	9,976,341
2,080,000	U.S. Treasury Notes	1.63%	05/15/2031	2,112,175

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $225,004,800)				222,728,356

MUNICIPAL BONDS - 0.02%
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	134,754
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	281,656

TOTAL MUNICIPAL BONDS
(Cost $362,211)				416,410

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 13.67%
	Banc of America Funding
2,605,164	Series 2007-A(e)	1M US L + 0.42%	02/20/2047	2,468,829
	Banc of America Funding
2,106,689	Series 2014-R8(e)(f)	1M US L + 0.24%	12/26/2024	2,104,034
	Chase Mortgage Finance Trust
4,868,187	Series 2007-S4	6.00%	06/25/2037	3,267,191
	ChaseFlex Trust Series
4,659,541	Series 2007-M1(e)	1M US L + 0.23%	08/25/2037	3,799,177
	Citigroup Mortgage Loan Trust
9,590,900	Series 2018-A(e)(f)	4.25%	01/25/2068	9,600,347
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(e)(f)	1M US L + 4.10%	07/25/2039	5,100,985
	Deephaven Residential Mortgage Trust
6,613,000	Series 2020-1(e)(f)	3.66%	03/25/2024	6,674,135
4,000,000	Series 2020-1(e)(f)	4.54%	03/25/2024	4,062,463
	Fannie Mae Interest Strip
9,106,658	Series 2014-419(m)	3.50%	04/25/2044	1,233,880
	Fannie Mae Pool
3,000,000	Series 2018	3.50%	04/01/2030	3,432,846
2,669,906	Series 2020	2.00%	10/01/2050	2,681,842
4,853,072	Series 2020-	2.00%	01/01/2051	4,904,852
6,570,380	Series 2021-	2.00%	02/01/2051	6,669,310
4,424,245	Series 2021-	2.00%	03/01/2051	4,471,533
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	3,143,339
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	3,186,179
	Fannie Mae REMICS
8,701,218	Series 2014-1(e)(m)	5.90% - 1M US L	02/25/2044	1,656,987
10,076,846	Series 2015-54(e)(m)	6.15% - 1M US L	07/25/2045	1,981,007
3,408,223	Series 2020-45	3.00%	07/25/2040	3,592,854
11,391,599	Series 2020-74(e)(m)	4.10% - 30D US SOFR	10/25/2050	1,616,129
23,086,359	Series 2020-77(e)(m)	4.10% - 30D US SOFR	11/25/2050	3,416,640
	Federal Home Loan Mortgage Corp. Pool
176,722	Series Pool #G01840	5.00%	07/01/2035	202,653
64,635	Series Pool #G04817	5.00%	09/01/2038	74,070

Principal Amount/Description		Rate	Maturity	Value
	Federal Home Loan Mortgage Corp. REMICS
$826,739	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	$1,030,987
164,380	Series 2005-R003	5.50%	10/15/2035	190,020
1,242,650	Series 2006-3244(e)(m)	6.66% - 1M US L	11/15/2036	284,620
62,138	Series 2007-3261(e)(m)	6.43% - 1M US L	01/15/2037	12,692
116,843	Series 2007-3262(e)(m)	6.40% - 1M US L	01/15/2037	16,509
607,131	Series 2007-3301(e)(m)	6.10% - 1M US L	04/15/2037	104,394
411,499	Series 2007-3303(e)(m)	6.10% - 1M US L	04/15/2037	81,834
108,829	Series 2007-3382(e)(m)	6.00% - 1M US L	11/15/2037	15,143
334,287	Series 2007-3384(e)(m)	6.31% - 1M US L	08/15/2036	73,227
106,397	Series 2007-3384(e)(m)	6.39% - 1M US L	11/15/2037	13,586
114,951	Series 2008-3417(e)(m)	6.18% - 1M US L	02/15/2038	14,750
2,918,812	Series 2008-3423(e)(m)	6.00% - 1M US L	03/15/2038	25,693
159,351	Series 2008-3423(e)(m)	5.65% - 1M US L	03/15/2038	20,491
1,328,420	Series 2009-3510(e)(m)	6.75% - 1M US L	02/15/2037	230,590
332,431	Series 2009-3523(e)(m)	6.00% - 1M US L	04/15/2039	51,740
61,878	Series 2009-3524(m)	3.41%	06/15/2038	66,208
9,207	Series 2009-3549(e)(m)	5.80% - 1M US L	07/15/2039	1,279
688,158	Series 2009-3560(e)(m)	6.40% - 1M US L	11/15/2036	102,836
233,156	Series 2010-3641	4.50%	03/15/2040	264,890
338,614	Series 2010-3726(e)(m)	6.05% - 1M US L	09/15/2040	62,486
1,244,187	Series 2010-3728(e)(m)	4.45% - 1M US L	09/15/2040	157,755
511,334	Series 2010-3779	3.50%	12/15/2030	552,365
98,204	Series 2010-3779	4.00%	12/15/2030	107,503
343,767	Series 2010-3779	4.50%	12/15/2040	379,608
46,638	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	49,294
20,179	Series 2011-3798(e)	9.50% - 1M US L	11/15/2040	21,706
327,769	Series 2011-3808	3.50%	02/15/2031	351,928
27,435	Series 2011-3809(e)	9.50% - 1M US L	02/15/2041	32,247
671,878	Series 2011-3815(e)(m)	5.85% - 1M US L	02/15/2041	127,254
272,013	Series 2011-3824	3.50%	03/15/2031	293,835
348,098	Series 2011-3824(e)(m)	7.10% - 1M US L	08/15/2036	76,745
382,713	Series 2011-3863	5.50%	08/15/2034	438,562
436,888	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	479,904
431,561	Series 2011-3871	5.50%	06/15/2041	500,888
429,993	Series 2011-3872(e)(m)	5.95% - 1M US L	06/15/2041	71,962
2,751,411	Series 2011-3910	5.00%	08/15/2041	3,159,097
1,933,264	Series 2011-3924(e)(m)	6.00% - 1M US L	09/15/2041	292,100
10,022	Series 2011-3925(m)	3.00%	09/15/2021	10
2,501,626	Series 2012-3(e)(m)	5.95% - 1M US L	02/25/2042	485,047
1,855,479	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	1,912,792
10,990,338	Series 2013-4218	2.50%	02/15/2043	11,044,207
2,998,798	Series 2013-4239(i)	0.00%	07/15/2043	2,496,594
4,784,395	Series 2014-4413	3.50%	11/15/2044	5,012,980
3,626,889	Series 2015-4434	3.00%	02/15/2045	3,933,204
3,514,091	Series 2015-4440	2.50%	02/15/2045	3,628,193
	Federal Home Loan Mortgage Corp. Strips
1,735,196	Series 2017-358	3.00%	10/15/2047	1,845,828
	Federal National Mortgage Association Pool
49,661	Series Pool #555743	5.00%	09/01/2033	56,512
59,602	Series Pool #735382	5.00%	04/01/2035	68,194
161,266	Series Pool #735383	5.00%	04/01/2035	184,366
103,826	Series Pool #735484	5.00%	05/01/2035	118,744
26,626	Series Pool #AH4437	4.00%	01/01/2041	27,910
	Federal National Mortgage Association REMICS
50,132	Series 2004-46(e)(m)	6.00% - 1M US L	03/25/2034	4,704
207,231	Series 2006-101(e)(m)	6.58% - 1M US L	10/25/2036	40,670

Principal Amount/Description		Rate	Maturity	Value
$587,449	Series 2006-123(e)(m)	6.32% - 1M US L	01/25/2037	$119,646
2,745,885	Series 2006-92(e)(m)	6.58% - 1M US L	10/25/2036	537,175
75,492	Series 2007-102(e)(m)	6.40% - 1M US L	11/25/2037	13,655
62,985	Series 2007-108(e)(m)	6.36% - 1M US L	12/25/2037	8,981
14,400	Series 2007-30(e)(m)	6.11% - 1M US L	04/25/2037	2,078
340,056	Series 2007-38(e)(m)	6.08% - 1M US L	05/25/2037	31,360
10,765	Series 2007-51(e)(m)	6.10% - 1M US L	06/25/2037	1,515
36,001	Series 2007-53(e)(m)	6.10% - 1M US L	06/25/2037	3,410
401,146	Series 2007-57(e)(m)	6.62% - 1M US L	10/25/2036	71,911
88,685	Series 2007-68(e)(m)	6.65% - 1M US L	07/25/2037	14,556
469,654	Series 2008-3(e)(m)	6.46% - 1M US L	02/25/2038	98,646
127,237	Series 2008-56(e)(m)	6.06% - 1M US L	07/25/2038	15,888
26,047	Series 2008-81	5.50%	09/25/2038	29,676
203,280	Series 2009-111	5.00%	01/25/2040	231,934
103,492	Series 2009-111(e)(m)	6.25% - 1M US L	01/25/2040	18,837
790,412	Series 2009-12(e)(m)	6.60% - 1M US L	03/25/2036	133,228
25,598	Series 2009-28(e)(m)	6.00% - 1M US L	04/25/2037	3,805
333,636	Series 2009-41	4.50%	06/25/2039	363,829
63,281	Series 2009-42(e)(m)	6.00% - 1M US L	06/25/2039	9,515
138,265	Series 2009-47(e)(m)	6.10% - 1M US L	07/25/2039	16,706
70,011	Series 2009-62(e)(m)	6.10% - 1M US L	08/25/2039	7,932
52,293	Series 2009-66(e)(m)	5.80% - 1M US L	02/25/2038	7,486
34,514	Series 2009-68(e)(m)	5.25% - 1M US L	09/25/2039	3,958
116,424	Series 2010-11(e)(m)	4.80% - 1M US L	02/25/2040	13,915
26,756	Series 2010-111(e)(m)	6.00% - 1M US L	10/25/2040	3,676
58,282	Series 2010-112	4.00%	10/25/2040	61,206
105,366	Series 2010-115(e)(m)	6.60% - 1M US L	11/25/2039	19,394
1,436,774	Series 2010-115(e)(m)	6.00% - 1M US L	10/25/2040	278,052
3,325,011	Series 2010-123(e)(m)	6.05% - 1M US L	11/25/2040	646,343
564,814	Series 2010-15(e)(m)	4.95% - 1M US L	03/25/2040	79,573
44,448	Series 2010-34(e)(m)	4.93% - 1M US L	04/25/2040	5,182
47,459	Series 2010-4(e)(m)	6.23% - 1M US L	02/25/2040	7,600
50,842	Series 2010-58(e)	12.47% - 1M US L	06/25/2040	57,645
1,934,460	Series 2010-75	4.50%	07/25/2040	2,165,066
43,286	Series 2010-9(e)(m)	5.30% - 1M US L	02/25/2040	5,178
168,744	Series 2010-9(e)(m)	4.75% - 1M US L	02/25/2040	16,208
8,071	Series 2010-90(e)(m)	6.00% - 1M US L	08/25/2040	1,110
246,836	Series 2011-16	3.50%	03/25/2031	266,311
369,442	Series 2011-25	3.00%	04/25/2026	385,311
278,499	Series 2011-29	3.50%	04/25/2031	298,026
111,630	Series 2011-5(e)(m)	6.40% - 1M US L	11/25/2040	5,661
2,738,294	Series 2012-106(e)(m)	6.16% - 1M US L	10/25/2042	532,230
444,873	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	443,386
158,441	Series 2012-29(e)(m)	6.00% - 1M US L	04/25/2042	23,857
527,639	Series 2012-32(m)	5.00%	04/25/2042	82,075
2,441,108	Series 2012-65(e)(m)	5.98% - 1M US L	06/25/2042	418,221
302,187	Series 2013-19(e)	5.40% - 1M US L	03/25/2043	313,245
55,350	Series 2015-59	3.00%	06/25/2041	55,319
1,231,028	Series 2015-9	3.00%	01/25/2045	1,307,742
1,137,624	Series 2018-21(i)	0.00%	04/25/2048	1,064,356
1,007,907	Series 2018-27	3.00%	12/25/2047	1,048,986
1,316,283	Series 2018-36	3.00%	06/25/2048	1,375,205
2,357,900	Series 2019-12	3.00%	04/25/2049	2,468,164
	FMC GMSR Issuer Trust
5,000,000	Series 2019-GT2(e)(f)	4.72%	09/25/2024	4,951,425
	Freddie Mac Pool
1,735,229	Series 2020-	2.00%	10/01/2050	1,743,017
4,123,800	Series 2021-	1.50%	03/01/2036	4,175,001
	Freddie Mac REMICS
3,618,262	Series 2011-3972(e)(m)	5.90% - 1M US L	12/15/2041	658,217
3,013,089	Series 2020-5007(e)(m)	6.10% - 1M US L	08/25/2050	683,014

Principal Amount/Description		Rate	Maturity	Value
$5,181,154	Series 2020-5041(m)	2.00%	11/25/2050	$442,771
13,235,256	Series 2021-5070(m)	3.50%	02/25/2051	1,938,605
	Government National Mortgage Association
42,140	Series 2004-83(e)(m)	6.08% - 1M US L	10/20/2034	6,891
35,823	Series 2008-6(e)(m)	6.46% - 1M US L	02/20/2038	5,106
34,456	Series 2008-67(e)(m)	6.00% - 1M US L	08/20/2038	4,603
541,451	Series 2008-69(e)(m)	7.63% - 1M US L	08/20/2038	116,199
51,934	Series 2009-10(e)(m)	6.65% - 1M US L	02/16/2039	10,133
608,459	Series 2009-35	4.50%	05/20/2039	666,950
2,550,345	Series 2009-58(e)(m)	6.25% - 1M US L	06/20/2039	354,243
38,191	Series 2009-6(e)(m)	5.95% - 1M US L	02/20/2038	4,087
1,169,103	Series 2009-75	5.00%	09/20/2039	1,330,045
2,738,668	Series 2010-121(e)(m)	6.00% - 1M US L	09/20/2040	514,137
48,224	Series 2010-61(e)(m)	6.55% - 1M US L	09/20/2039	8,023
86,069	Series 2010-98(e)(m)	5.63%	03/20/2039	8,174
2,082,690	Series 2011-148	3.50%	11/16/2041	2,248,678
352,814	Series 2011-69(i)	0.00%	05/20/2041	331,478
1,159,616	Series 2011-71	4.50%	02/20/2041	1,293,005
791,077	Series 2011-71(e)(m)	5.40% - 1M US L	05/20/2041	115,596
259,169	Series 2011-72(e)(m)	6.15% - 1M US L	05/20/2041	53,399
1,256,605	Series 2011-89(e)(m)	5.45% - 1M US L	06/20/2041	245,157
2,998,582	Series 2013-113(e)(m)	6.25% - 1M US L	03/20/2043	319,840
4,546,010	Series 2013-122(e)(m)	6.10% - 1M US L	08/16/2043	750,038
3,164,509	Series 2013-148(e)(m)	5.68% - 1M US L	10/16/2043	723,896
4,502,339	Series 2013-186(e)(m)	6.25% - 1M US L	02/16/2043	589,034
2,900,420	Series 2014-156(e)(m)	6.25% - 1M US L	10/20/2044	616,825
5,773,564	Series 2014-4(e)(m)	6.10% - 1M US L	01/16/2044	1,063,815
7,051,537	Series 2014-41(e)(m)	6.10% - 1M US L	03/20/2044	1,515,851
3,490,566	Series 2014-5(e)(m)	6.15% - 1M US L	07/20/2043	415,379
4,465,775	Series 2014-95(e)(m)	6.25% - 1M US L	06/16/2044	799,442
11,064,990	Series 2015-80(e)(m)	6.25% - 1M US L	06/20/2045	2,512,875
9,810,505	Series 2018-97(e)(m)	6.20% - 1M US L	07/20/2048	1,543,994
15,896,188	Series 2019-22(e)(m)	5.60% - 1M US L	02/20/2045	2,749,503
9,815,149	Series 2019-92(e)(m)	6.10% - 1M US L	07/20/2049	1,595,117
14,483,828	Series 2020-112(e)(m)	6.25% - 1M US L	08/20/2050	2,609,252
9,326,307	Series 2020-133(e)(m)	6.25% - 30D US SOFR	09/20/2050	2,318,704
21,185,793	Series 2020-146(e)(m)	3.75% - 1M US L	10/20/2050	2,902,612
19,236,623	Series 2020-146(e)(m)	6.30% - 1M US L	10/20/2050	4,040,401
20,693,533	Series 2020-167(e)(m)	3.75% - 1M US L	11/20/2050	2,223,665
9,935,912	Series 2020-175(e)(m)	6.30% - 1M US L	11/20/2050	2,193,681
6,244,152	Series 2020-188(e)(m)	6.30% - 1M US L	11/20/2050	1,717,769
16,514,511	Series 2020-47(e)(m)	6.00% - 1M US L	05/20/2044	2,887,154
14,767,094	Series 2021-1(e)(m)	6.30% - 1M US L	01/20/2051	3,714,125
32,308,825	Series 2021-59(e)(m)	2.60% - 30D US SOFR	04/20/2051	2,338,348
15,847,596	Series 2021-77(e)(m)	3.75% - 1M US L	05/20/2051	1,884,358
7,659,557	Series 2021-89(e)(m)	3.75% - 1M US L	05/20/2051	1,096,268
38,000,000	Series 2021-97(e)(m)	3M US L + 2.44%	06/20/2051	2,731,250
	Homeward Opportunities Fund Trust
995,691	Series 2020-BPL1(f)(n)	5.44%	08/25/2025	1,016,456
	JP Morgan Resecuritization Trust
2,842,778	Series 2014-6(e)(f)	1M US L + 0.21%	07/27/2046	2,756,687
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(f)(n)	4.50%	11/25/2059	13,362,537
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(f)(n)	3.72%	10/25/2022	4,272,068
3,750,000	Series 2020-RTL1(f)(n)	4.95%	10/25/2022	3,787,215
1,300,000	Series 2021-RTL1(e)(f)	2.09%	09/25/2026	1,299,281

Principal Amount/Description		Rate	Maturity	Value
$4,400,000	Series 2021-RTL1(e)(f)	4.46%	09/25/2026	$4,403,726
	Mello Warehouse Securitization Trust
5,680,000	Series 2019-2(e)(f)	1M US L + 3.25%	10/25/2021	5,688,485
	Morgan Stanley Residential Mortgage Loan Trust
495,762	Series 2020-RPL1(e)(f)	2.69%	10/25/2023	502,387
	NewRez Warehouse Securitization Trust
4,550,000	Series 2021-1(e)(f)	1M US L + 5.25%	05/25/2055	4,555,483
	PRPM LLC
3,400,000	Series 2020-3(f)(n)	5.07%	09/25/2025	3,420,435
2,115,670	Series 2021-2(e)(f)	2.12%	03/25/2024	2,146,874
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(e)(f)	4.67%	02/25/2024	3,347,419
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(n)	4.21%	09/25/2022	3,508,781
9,000,000	Series 2021-1(f)(n)	2.24%	07/25/2023	9,013,728
	Verus Securitization Trust
2,300,000	Series 2019-INV3(e)(f)	3.28%	11/25/2059	2,348,220
	VOLT XCIV LLC
1,065,103	Series 2021-NPL3(f)(n)	2.24%	01/25/2024	1,067,214

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $330,925,663)				271,410,081

Shares/Description		Value
Warrants - 0.00%(b)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(l)	0

TOTAL WARRANTS
(Cost $0)		0

SHORT-TERM INVESTMENTS - 14.68%
Money Market Fund - 14.68%
291,630,559	State Street Institutional Trust (7 Day Yield 0.01%)	291,630,559

TOTAL SHORT-TERM INVESTMENTS
(Cost $291,630,559)		291,630,559

TOTAL INVESTMENTS - 100.79%
(Cost $2,046,914,623)		$2,001,859,015
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.79)%		(15,663,243)
NET ASSETS - 100.00%		$1,986,195,772

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2021 was 0.10%

3M US L - 3 Month LIBOR as of June 30, 2021 was 0.15%

1D SOFR - 1 Day SOFR as of June 30, 2021 was 0.05%

30D SOFR - 30 Day SOFR as of June 30, 2021 was 0.03%

1Y US TI - 1 Year TI as of June 30, 2021 was 0.09%

5Y US TI - 5 Year TI as of June 30, 2021 was 0.89%

10Y US TI - 10 Year TI as of June 30, 2021 was 1.48%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Non-income producing security.
(c)	Affiliated company. See Note 9 to Notes to Quarterly Schedule of Investments.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of June 30, 2021, the aggregate fair value of those securities was $33,791,255, representing 1.70% of net assets.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $558,732,412, which represents approximately 28.13% of net assets as of June 30, 2021.
(g)	Security is currently in default.
(h)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Less than 0.005%.
(k)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(l)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(m)	Interest only securities.
(n)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2021.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 0.64%
56,016	Western Asset High Income Opportunity Fund, Inc.	$295,764

TOTAL CLOSED-END FUNDS
(Cost $257,851)		295,764

COMMON STOCKS - 0.14%
947	DBI Investors, Inc.(a)(b)	512
2,509	PHI Group, Inc.(a)(b)	48,047
795	Phi, Inc.(a)(b)	15,224
6	Toys R Us Propco Equity, Perpetual Maturity(b)	150

TOTAL COMMON STOCKS
(Cost $213,399)		63,933

PREFERRED STOCKS - 0.22%
116	DBI Investors Inc., (10.000%)(a)(b)(c)(d)	23
113	Sequa Corp., 7.000%(a)(b)(d)	101,639

TOTAL PREFERRED STOCKS
(Cost $124,040)		101,662

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 35.80%(e)
Canada - 0.06%
$27,000	APLP Holdings LP, First Lien - B Term Loan	3M US L + 3.75%, 1.00% Floor	05/14/2027	27,059

France - 0.41%
192,000	Numericable U.S. LLC, First Lien - USD TLB-11 Term Loan	3M US L + 2.75%	07/31/2025	189,120

Germany - 0.83%
157,130	CTC AcquiCo GmbH, First Lien - Facility B2 Term Loan	3M US L + 2.75%	03/07/2025	154,086
228,834	Springer Nature Deutschland GmbH, First Lien - Initial B18 Term Loan	1M US L + 3.00%, 0.75% Floor	08/14/2026	229,120
				383,206
Great Britain - 2.15%
145,502	EG Group, Ltd., First Lien - Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	144,723
248,125	Froneri International, Ltd., First Lien - Facility B2 Term Loan	1M US L + 2.25%	01/29/2027	244,761
300,000	Genesis Care Finance Pty, Ltd., First Lien - Facility B2 Term Loan	3M EUR L + 3.50%	10/30/2025	354,020
181,182	Lernen Bidco, Ltd., First Lien - Facility B1 (EUR) Term Loan	6M US L + 4.25%	10/24/2025	213,063
33,000	Paysafe Group Holdings II, Ltd., First Lien - Facility B1 Term Loan	3M US L + 3.25%, 0.50% Floor	06/10/2028	32,876
				989,443
Luxembourg - 1.39%
144,750	Altice Financing S.A., First Lien - October 2017 USD Term Loan	3M US L + 2.75%	01/31/2026	142,506

Principal Amount/Description		Rate	Maturity	Value
$110,000	ICON Luxembourg S.A.R.L., First Lien - B Term Loan(f)	L + 2.50%, 0.50% Floor	07/01/2028	$110,301
137,105	Intelsat Jackson Holdings S.A., First Lien - DIP Facility Term Loan	3M US L + 5.50%, 1.00% Floor	07/13/2022	138,305
249,372	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	3M US L + 3.50%	03/05/2027	248,048
				639,160
Netherlands - 1.47%
283,418	Peer Holdings III B.V., First Lien - Facility B Term Loan	6M US L + 3.25%	03/07/2025	335,207
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	6M US L + 4.00%	07/02/2025	337,743
				672,950
United States - 29.49%
63,000	AAdvantage Loyality IP, Ltd., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	04/20/2028	65,760
242,707	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	241,562
145,875	Adtalem Global Education, Inc., First Lien - B Term Loan	1M US L + 3.00%	04/11/2025	145,875
125,000	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	02/12/2028	124,984
33,000	AI Aqua Merger Sub, Inc., First Lien - B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	33,124
125,000	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	125,504
53,000	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	53,199
44,000	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M Us L + 4.00%, 0.75% Floor	03/17/2028	44,220
55,000	Artera Services, LLC, TL(f)	L + 3.50%, 1.00% Floor	03/06/2025	54,880
247,500	AssuredPartners, Inc., First Lien - 2020 June Incremental Term Loan	1M US L + 4.50%, 1.00% Floor	02/12/2027	248,335
248,642	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	248,797
142,062	Asurion LLC, First Lien - New B-8 Term Loan	1M US L + 3.25%	12/23/2026	140,619
244,375	Atlantic Aviation FBO, Inc., First Lien - B Term Loan	1M US L + 3.75%	12/06/2025	244,589
18,000	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/08/2028	17,749
100,000	Azalea TopCo, Inc., First Lien	3M US L + 4.00%, 0.75% Floor	07/24/2026	100,416
177,874	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	175,142
45,000	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	45,056
243,750	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	243,826
244,388	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	242,333
249,375	Calpine Corp., First Lien - 2020 Term Loan	1M US L + 2.50%	12/16/2027	248,046
246,875	Camelot U.S. Acquisition 1 Co., First Lien - Initial Term Loan	1M US L + 3.00%	10/30/2026	246,134
25,000	Carnival Corp., First Lien - Initial Advance Term Loan	3M US L + 7.50%, 0.75% Floor	06/30/2025	25,651
201,444	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	202,020

Principal Amount/Description		Rate	Maturity	Value
$244,375	CentralSquare Technologies LLC, First Lien - Initial Term Loan	3M US L + 3.75%	08/29/2025	$229,102
177,910	Charter Next Generation, Inc., First Lien - Initial Retired 06/29/2021 Term Loan	1M US L + 4.25%, 0.75% Floor	12/01/2027	178,549
248,101	CITGO Petroleum Corp., First Lien - 2019 Incremental B Term Loan	3M US L + 6.25%, 1.00% Floor	03/28/2024	250,118
28,000	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	27,160
150,000	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	149,588
250,000	DRW Holdings LLC, First Lien - Initial Term Loan	1M US L + 3.75%	03/01/2028	249,844
116,875	E.W. Scripps Company, First Lien - Tranche B-3 Term Loan	1M US L + 5.50%, 0.75% Floor	01/07/2028	116,973
243,125	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	241,822
125,000	Flynn Restaurant Group LP, Second Lien - Initial Term Loan	1M US L + 7.00%	06/29/2026	123,594
34,000	Foundation Building Materials, Inc., First Lien - Initial Term Loan	3M US L + 4.25%, 0.50% Floor	01/31/2028	33,812
50,000	GI Chill Acquisition LLC, First Lien - Initial Term Loan	3M US L + 4.00%	08/06/2025	49,984
249,375	Great Outdoors Group LLC, First Lien - B-1 Term Loan	3M US L + 4.50%, 0.75% Floor	03/06/2028	250,583
249,375	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	250,267
246,979	Harbor Freight Tools USA, Inc., First Lien - Initial (2020) Retired 07/01/2021 Term Loan	1M US L + 3.00%, 0.75% Floor	10/19/2027	247,336
63,000	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	62,882
249,375	IRB Holding Corp., First Lien - Fourth Amendment Incremental Term Loan	3M US L + 3.25%, 1.00% Floor	12/15/2027	249,668
250,000	Ivanti Software, Inc., First Lien - Initial Term Loan	1M US L + 3.00%, 1.00% Floor	12/01/2027	250,746
124,679	KUEHG Corp, First Lien - B-3 Term Loan	3M US L + 3.75%, 1.00% Floor	02/21/2025	123,011
130,910	Life Time, Inc., First Lien - 2021 Refinancing Term Loan	3M EUR L + 4.75%, 1.00% Floor	12/16/2024	131,728
236,721	LMBE-MC Holdco II LLC, First Lien	3M US L + 4.00%, 1.00% Floor	12/03/2025	230,803
249,375	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	249,278
100,000	LTI Holdings, Inc., First Lien	3M US L + 4.00%	07/24/2026	100,063
246,256	Lumen Technologies, Inc., First Lien - B Term Loan	1M US L + 2.25%	03/15/2027	243,270
46,000	MajorDrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	46,108
55,827	Marcel LUX IV S.a.r.l., First Lien - Original Facility Term Loan	1M US L + 4.00%, 0.75% Floor	12/31/2027	55,896
250,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	267,330
241,282	Natgasoline LLC, First Lien - Initial Term Loan	1M US L + 3.50%	11/14/2025	241,583
150,000	OB Hospitalist Group, Inc., First Lien - Initial Term Loan	3M US L + 4.00%, 1.00% Floor	08/01/2024	150,375
246,835	Olaplex, Inc., First Lien - Initial Term Loan	1M US L + 6.50%, 1.00% Floor	01/08/2026	246,835

Principal Amount/Description		Rate	Maturity	Value
$91,455	Onvoy LLC, First Lien - Initial Term Loan	1M US L + 4.50%, 1.00% Floor	02/10/2024	$91,498
249,375	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	248,106
99,747	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	3M US L + 3.50%, 0.75% Floor	02/14/2025	100,170
33,000	Polaris Newco LLC, First Lien - Dollar Term Loan(f)	L + 4.00%, 0.50% Floor	06/04/2028	33,138
249,352	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 3.75%, 0.75% Floor	11/03/2025	249,571
55,000	Proofpoint, First Lien - Term Loan(f)	L + 3.25%, 0.50% Floor	06/10/2028	54,760
246,367	ProQuest LLC, First Lien - Initial Term Loan	1M US L + 3.25%	10/23/2026	246,380
246,875	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	241,939
100,000	QUIKRETE Holdings, Inc., First Lien - B-1 Fourth Amendment Term Loan	1M US L + 3.00%	05/12/2028	99,312
49,000	Rackspace Technology Global, Inc., First Lien - 2021 B Term Loan	3M US L + 2.75%, 0.75% Floor	02/15/2028	48,795
235,231	Recorded Books, Inc., First Lien - 2021 Replacement Term Loan	3M US L + 2.75%	08/29/2025	235,819
50,000	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	50,161
220,891	Shearer's Foods LLC, First Lien	3M US L + 3.50%, 0.75% Floor	09/23/2027	221,351
44,000	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	43,945
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	249,427
150,000	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	150,422
214,668	St. George's University Scholastic Services LLC, First Lien	1M US L + 3.25%	07/17/2025	215,026
100,000	Tiger Acquisition LLC, First Lien - Initial Term Loan(f)	L + 3.25%, 0.50% Floor	06/01/2028	99,906
29,000	Tivity Health, Inc., TLB(f)	L + 4.25%	06/24/2028	29,109
43,000	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	43,006
249,352	U.S. Anesthesia Partners, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 1.00% Floor	06/23/2024	247,968
274,295	Uber Technologies, Inc., First Lien - 2021 Incremental Term Loan	1M US L + 3.50%	04/04/2025	274,687
229,171	UFC Holdings LLC, First Lien	3M US L + 2.75%, 0.75% Floor	04/29/2026	229,171
248,752	UKG, Inc., First Lien - 2021 Incremental Term Loan	3M US L + 4.00%, 0.75% Floor	05/04/2026	249,362
50,000	United AirLines, Inc., First Lien - Class B Term Loan	3M US L + 3.75%, 0.75% Floor	04/21/2028	50,726
45,000	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	44,906
250,000	Verscend Holding Corp., First Lien - B-1 Term Loan	1M US L + 4.00%	08/27/2025	250,982
35,480	Vestcom Parent Holdings, Inc., First Lien - L/C Collaterilized Term Loan	1M US L + 4.00%, 1.00% Floor	12/19/2023	35,370
300,000	Virgin Media Bristol LLC, First Lien - Facility Q Term Loan	3M US L + 3.50%	01/31/2029	300,145
248,666	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	244,704
372,182	Windstream Services II LLC, First Lien - Initial Term Loan	1M US L + 6.25%, 1.00% Floor	09/21/2027	373,904

Principal Amount/Description		Rate	Maturity	Value
$130,648	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	$128,688
				13,548,583

TOTAL BANK LOANS
(Cost $16,370,391)				16,449,521

HIGH YIELD DEBT- 59.69%
Australia - 0.37%
40,000	Mineral Resources, Ltd.(g)	8.13%	05/01/2027	44,084
120,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(g)	5.75%	04/30/2026	123,579
				167,663
Canada - 2.61%
30,000	Baytex Energy Corp.(g)	8.75%	04/01/2027	30,265
80,000	Bombardier, Inc.(g)	7.50%	03/15/2025	82,450
80,000	Bombardier, Inc.(g)	7.13%	06/15/2026	83,860
35,000	Cascades, Inc./Cascades USA, Inc.(g)	5.13%	01/15/2026	37,391
110,000	Cascades, Inc./Cascades USA, Inc.(g)	5.38%	01/15/2028	115,775
35,000	Eldorado Gold Corp.(g)	9.50%	06/01/2024	38,015
70,000	Empire Communities Corp.(g)	7.00%	12/15/2025	73,743
20,000	First Quantum Minerals, Ltd.(g)	7.25%	04/01/2023	20,412
25,000	First Quantum Minerals, Ltd.(g)	6.50%	03/01/2024	25,575
85,000	GFL Environmental, Inc.(g)	5.13%	12/15/2026	90,184
35,000	GFL Environmental, Inc.(g)	4.75%	06/15/2029	36,384
150,000	goeasy, Ltd.(g)	4.38%	05/01/2026	153,937
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(g)	6.00%	09/15/2028	109,479
50,000	Intertape Polymer Group, Inc.(g)	4.38%	06/15/2029	50,767
45,000	MEG Energy Corp.(g)	7.13%	02/01/2027	48,061
110,000	Mercer International, Inc.(g)	5.13%	02/01/2029	113,328
60,000	Precision Drilling Corp.(g)	7.13%	01/15/2026	61,922
25,000	Precision Drilling Corp.(g)	6.88%	01/15/2029	25,781
				1,197,329
Cayman Islands - 0.20%
90,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	90,581

France - 1.45%
100,000	Altice France SA(h)	5.88%	02/01/2027	125,845
120,000	Altice France SA(g)	5.50%	01/15/2028	124,674
55,000	Altice France SA(g)	5.13%	07/15/2029	55,338
100,000	Banijay Entertainment SASU(g)	3.50%	03/01/2025	120,026
100,000	Chrome Bidco SASU(g)	3.50%	05/31/2028	120,504
100,000	Laboratoire Eimer Selas(g)	5.00%	02/01/2029	121,115
				667,502
Germany - 1.36%
100,000	Cheplapharm Arzneimittel GmbH(h)	4.38%	01/15/2028	123,466
100,000	IHO Verwaltungs GmbH(c)(h)	3.75% (4.50%)	09/15/2026	121,149
120,000	Nidda Healthcare Holding GmbH(h)	3.50%	09/30/2024	142,171
100,000	Tele Columbus AG(h)	3.88%	05/02/2025	120,308
100,000	WEPA Hygieneprodukte GmbH(h)	2.88%	12/15/2027	117,345
				624,439
Great Britain - 2.52%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	142,250
100,000	Bellis Acquisition Co. PLC(g)	3.25%	02/16/2026	138,762
55,000	Connect Finco SARL / Connect US Finco LLC(g)	6.75%	10/01/2026	58,232
100,000	eG Global Finance PLC(h)	6.25%	10/30/2025	121,767
100,000	Pinnacle Bidco PLC(h)	5.50%	02/15/2025	121,817

Principal Amount/Description		Rate	Maturity	Value
$60,000	Rolls-Royce PLC(g)	5.75%	10/15/2027	$66,167
20,000	TechnipFMC PLC(g)	6.50%	02/01/2026	21,601
100,000	Thames Water Kemble Finance PLC(h)	4.63%	05/19/2026	142,229
60,000	Virgin Media Finance PLC(g)	5.00%	07/15/2030	60,697
160,000	Vmed O2 UK Financing I PLC(g)	4.75%	07/15/2031	162,800
100,000	Vodafone Group PLC(e)	3.00% - 5Y EUR SWAP	08/27/2080	122,081
				1,158,403
Ireland - 0.92%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(g)	5.25%	08/15/2027	204,266
75,000	Jazz Securities DAC(g)	4.38%	01/15/2029	77,854
100,000	Virgin Media Vendor Financing Notes III DAC(g)	4.88%	07/15/2028	140,837
				422,957
Isle Of Man - 0.26%
100,000	Playtech PLC	3.75%	10/12/2023	120,463

Italy - 1.88%
100,000	Bormioli Pharma SpA(e)(h)	3M EUR L + 3.50%	11/15/2024	118,264
100,000	Brunello Bidco SpA(g)	3.50%	02/15/2028	118,803
100,000	Cedacri Mergeco SPA(e)(g)	3M EUR L + 4.625%	05/15/2028	120,353
100,000	Centurion Bidco SpA(h)	5.88%	09/30/2026	124,167
100,000	Gamma Bidco SpA(e)(h)	3M EUR L + 6.00%	07/15/2025	119,332
120,000	Guala Closures SpA(h)	3.25%	06/15/2028	142,955
100,000	Sofima Holding SpA(h)	3.75%	01/15/2028	119,378
				863,252
Jersey - 0.31%
100,000	AA Bond Co., Ltd.(h)	6.50%	01/31/2026	144,022

Luxembourg - 3.36%
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(g)	4.63%	06/01/2028	100,324
100,000	Altice Financing SA(g)	3.00%	01/15/2028	113,075
100,000	Altice France Holding SA(g)	4.00%	02/15/2028	114,202
15,000	ArcelorMittal SA	7.25%	10/15/2039	21,214
100,000	ARD Finance SA(c)(g)	5.00% (5.75%)	06/30/2027	121,871
100,000	Cirsa Finance International SARL(h)	6.25%	12/20/2023	120,521
100,000	Dana Financing Luxembourg Sarl(g)	3.00%	07/15/2029	121,772
85,000	Dana Financing Luxembourg SARL(g)	5.75%	04/15/2025	87,921
100,000	Lincoln Financing SARL(h)	3.63%	04/01/2024	120,203
100,000	Matterhorn Telecom SA(h)	4.00%	11/15/2027	122,071
100,000	Monitchem HoldCo 2 SA(h)	9.50%	09/15/2026	129,098
100,000	Motion Finco SARL(h)	7.00%	05/15/2025	125,735
100,000	Summer BC Holdco B SARL(h)	5.75%	10/31/2026	124,354
100,000	Telenet Finance Luxembourg Notes SARL(h)	3.50%	03/01/2028	123,403
				1,545,764
Netherlands - 2.52%
115,000	Energizer Gamma Acquisition BV(g)	3.50%	06/30/2029	136,065
107,000	OCI NV(g)	4.63%	10/15/2025	111,932
100,000	Sigma Holdco BV(h)	5.75%	05/15/2026	115,521
100,000	Telefonica Europe BV(d)(e)	4.38%	Perpetual Maturity	128,881
100,000	Trivium Packaging Finance BV(g)	3.75%	08/15/2026	120,564
200,000	UPC Holding BV(g)	5.50%	01/15/2028	210,217
45,000	Ziggo Bond Co. BV(g)	5.13%	02/28/2030	46,147
100,000	Ziggo Bond Co. BV(h)	3.38%	02/28/2030	117,271

Principal Amount/Description		Rate	Maturity	Value
$145,000	Ziggo Bond Co. BV(g)	3.38%	02/28/2030	$170,042
				1,156,640
Spain - 0.28%
105,000	Lorca Telecom Bondco SA(g)	4.00%	09/18/2027	127,005

Sweden - 0.52%
100,000	Intrum AB(h)	3.00%	09/15/2027	117,595
100,000	Verisure Midholding AB(h)	5.25%	02/15/2029	122,132
				239,727
United States - 41.13%
40,000	Academy, Ltd.(g)	6.00%	11/15/2027	42,893
135,000	Acadia Healthcare Co., Inc.(g)	5.50%	07/01/2028	144,389
10,000	Acadia Healthcare Co., Inc.(g)	5.00%	04/15/2029	10,457
70,000	Acuris Finance Us, Inc. / Acuris Finance SARL(g)	5.00%	05/01/2028	69,998
70,000	Ahead DB Holdings LLC(g)	6.63%	05/01/2028	72,640
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	5.88%	02/15/2028	48,543
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	111,455
40,000	Ambience Merger Sub, Inc.(g)	7.13%	07/15/2029	40,500
60,000	American Airlines, Inc.(g)	11.75%	07/15/2025	75,375
50,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(g)	5.50%	04/20/2026	53,000
30,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(g)	5.75%	04/20/2029	32,475
60,000	Apache Corp.	4.75%	04/15/2043	62,514
175,000	APX Group, Inc.(g)	6.75%	02/15/2027	186,833
10,000	Aramark Services, Inc.(g)	6.38%	05/01/2025	10,637
115,000	Aramark Services, Inc.(g)	5.00%	02/01/2028	120,572
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.88%	04/01/2027	47,912
105,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.25%	04/01/2028	109,820
105,000	Arconic Corp.(g)	6.13%	02/15/2028	112,950
31,000	Asbury Automotive Group, Inc.	4.50%	03/01/2028	31,914
33,000	Asbury Automotive Group, Inc.	4.75%	03/01/2030	34,543
30,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(g)	7.00%	11/01/2026	31,489
50,000	AssuredPartners, Inc.(g)	5.63%	01/15/2029	50,100
84,000	Bausch Health Cos., Inc.(g)	6.13%	04/15/2025	86,205
142,000	Bausch Health Cos., Inc.(g)	5.00%	01/30/2028	134,922
65,000	Bausch Health Cos., Inc.(g)	4.88%	06/01/2028	66,609
75,000	Big River Steel LLC / BRS Finance Corp.(g)	6.63%	01/31/2029	82,861
35,000	Block Communications, Inc.(g)	4.88%	03/01/2028	35,830
65,000	Boyd Gaming Corp.	4.75%	12/01/2027	67,356
65,000	Brink's Co.(g)	5.50%	07/15/2025	69,239
45,000	Buckeye Partners LP(g)	4.50%	03/01/2028	46,229
85,000	Cablevision Lightpath LLC(g)	5.63%	09/15/2028	86,743
125,000	Caesars Entertainment, Inc.(g)	6.25%	07/01/2025	132,656
9,000	Callon Petroleum Co.	6.38%	07/01/2026	8,630
160,000	Calpine Corp.(g)	5.13%	03/15/2028	163,026
120,000	Carnival Corp.(g)	5.75%	03/01/2027	125,850
35,000	Carpenter Technology Corp.	6.38%	07/15/2028	38,441
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.50%	05/01/2026	103,624
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.00%	02/01/2028	26,250
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.38%	06/01/2029	16,415

Principal Amount/Description		Rate	Maturity	Value
$120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	$127,050
130,000	Cedar Fair LP	5.25%	07/15/2029	134,185
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	68,894
24,000	ChampionX Corp.	6.38%	05/01/2026	25,234
80,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(g)	5.75%	03/01/2025	81,400
90,000	Cheniere Energy, Inc.(g)	4.63%	10/15/2028	95,063
25,000	Chesapeake Energy Corp.(g)	5.50%	02/01/2026	26,445
40,000	Chesapeake Energy Corp.(g)	5.88%	02/01/2029	43,350
30,000	Chobani LLC / Chobani Finance Corp., Inc.(g)	7.50%	04/15/2025	31,272
30,000	CHS/Community Health Systems, Inc.(g)	8.00%	03/15/2026	32,363
60,000	CHS/Community Health Systems, Inc.(g)	5.63%	03/15/2027	64,129
160,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	171,412
15,000	CHS/Community Health Systems, Inc.(g)	4.75%	02/15/2031	15,075
65,000	Churchill Downs, Inc.(g)	5.50%	04/01/2027	67,884
10,000	Churchill Downs, Inc.(g)	4.75%	01/15/2028	10,361
145,000	CITGO Petroleum Corp.(g)	7.00%	06/15/2025	151,281
35,000	CITGO Petroleum Corp.(g)	6.38%	06/15/2026	36,534
75,000	Clarivate Science Holdings Corp.(g)	4.88%	06/30/2029	77,063
30,000	Clean Harbors, Inc.(g)	5.13%	07/15/2029	32,732
95,000	Clear Channel Outdoor Holdings, Inc.(g)	7.75%	04/15/2028	99,636
65,000	Cleveland-Cliffs, Inc.(g)	6.75%	03/15/2026	70,200
70,000	Cleveland-Cliffs, Inc.(g)	4.63%	03/01/2029	73,746
30,000	Cleveland-Cliffs, Inc.(g)	4.88%	03/01/2031	31,539
75,000	Colgate Energy Partners III LLC(g)	7.75%	02/15/2026	82,479
20,000	Colgate Energy Partners III LLC(g)	5.88%	07/01/2029	20,775
34,000	CommScope Technologies LLC(g)	6.00%	06/15/2025	34,765
155,000	CommScope Technologies LLC(g)	5.00%	03/15/2027	158,875
5,000	CommScope, Inc.(g)	5.50%	03/01/2024	5,159
30,000	CommScope, Inc.(g)	6.00%	03/01/2026	31,708
100,000	Compass Group Diversified Holdings LLC(g)	5.25%	04/15/2029	104,125
85,000	Comstock Resources, Inc.(g)	6.75%	03/01/2029	90,651
25,000	Comstock Resources, Inc.(g)	5.88%	01/15/2030	25,531
70,000	Consolidated Communications, Inc.(g)	5.00%	10/01/2028	71,103
130,000	Coty, Inc.(g)	5.00%	04/15/2026	132,180
130,000	Covanta Holding Corp.	6.00%	01/01/2027	135,624
62,000	CrownRock LP / CrownRock Finance, Inc.(g)	5.63%	10/15/2025	64,347
35,000	CrownRock LP / CrownRock Finance, Inc.(g)	5.00%	05/01/2029	36,806
115,000	CSC Holdings LLC(g)	5.75%	01/15/2030	119,600
110,000	CSC Holdings LLC(g)	4.63%	12/01/2030	108,060
30,000	CSC Holdings LLC(g)	5.00%	11/15/2031	30,184
20,000	Cushman & Wakefield US Borrower LLC(g)	6.75%	05/15/2028	21,622
20,000	Dana, Inc.	5.38%	11/15/2027	21,330
30,000	Dana, Inc.	5.63%	06/15/2028	32,526
140,000	DaVita, Inc.(g)	4.63%	06/01/2030	144,126
25,000	DCP Midstream Operating LP	5.13%	05/15/2029	27,661
30,000	DCP Midstream Operating LP(g)	6.45%	11/03/2036	35,273
20,000	DCP Midstream Operating LP	5.60%	04/01/2044	22,096
35,000	DISH DBS Corp.	7.75%	07/01/2026	39,681
35,000	DISH DBS Corp.	7.38%	07/01/2028	37,708
55,000	DISH DBS Corp.(g)	5.13%	06/01/2029	54,378
55,000	DT Midstream, Inc.(g)	4.38%	06/15/2031	56,267
50,000	Dycom Industries, Inc.(g)	4.50%	04/15/2029	50,498
45,000	Edgewell Personal Care Co.(g)	5.50%	06/01/2028	47,790
80,000	Encompass Health Corp.	4.50%	02/01/2028	83,112

Principal Amount/Description		Rate	Maturity	Value
$50,000	EnLink Midstream LLC(g)	5.63%	01/15/2028	$52,972
15,000	EQM Midstream Partners LP(g)	4.50%	01/15/2029	15,280
70,000	EQM Midstream Partners LP(g)	4.75%	01/15/2031	72,218
100,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	101,985
10,000	FirstCash, Inc.(g)	4.63%	09/01/2028	10,469
35,000	FirstEnergy Corp.	5.35%	07/15/2047	42,061
25,000	FirstEnergy Transmission LLC(g)	4.55%	04/01/2049	29,421
5,000	Ford Motor Credit Co. LLC	5.60%	01/07/2022	5,109
30,000	Ford Motor Credit Co. LLC	5.13%	06/16/2025	33,075
45,000	Ford Motor Credit Co. LLC	4.13%	08/17/2027	47,797
70,000	Ford Motor Credit Co. LLC	5.11%	05/03/2029	78,459
30,000	Frontier Communications Holdings LLC(g)	5.88%	10/15/2027	32,175
195,000	Frontier Communications Holdings LLC(g)	5.00%	05/01/2028	201,841
35,000	Frontier Communications Holdings LLC(g)	6.75%	05/01/2029	37,284
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(g)	5.25%	12/01/2027	36,800
125,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	126,434
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	61,545
35,000	Goodyear Tire & Rubber Co.	5.25%	04/30/2031	36,575
80,000	Great Lakes Dredge & Dock Corp.(g)	5.25%	06/01/2029	82,632
75,000	Greystar Real Estate Partners LLC(g)	5.75%	12/01/2025	77,348
55,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(g)	7.38%	12/15/2023	56,429
50,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(g)	5.75%	01/20/2026	53,743
35,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(g)	4.63%	05/01/2028	34,366
100,000	Herc Holdings, Inc.(g)	5.50%	07/15/2027	105,547
75,000	Hess Midstream Operations LP(g)	5.63%	02/15/2026	78,319
5,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	5,251
135,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(g)	5.00%	06/01/2029	138,206
50,000	HLF Financing Sarl LLC / Herbalife International, Inc.(g)	4.88%	06/01/2029	50,440
45,000	HUB International, Ltd.(g)	7.00%	05/01/2026	46,781
15,000	Hunt Companies, Inc.(g)	5.25%	04/15/2029	14,597
40,000	IAA, Inc.(g)	5.50%	06/15/2027	42,069
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	10,725
110,000	iHeartCommunications, Inc.(g)	5.25%	08/15/2027	115,214
80,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	89,362
135,000	Imola Merger Corp.(g)	4.75%	05/15/2029	139,050
19,000	Ingles Markets, Inc.	5.75%	06/15/2023	19,040
115,000	Intelsat Jackson Holdings SA(g)(i)	8.00%	02/15/2024	118,959
100,000	International Game Technology PLC(h)	3.50%	06/15/2026	121,682
55,000	Iron Mountain, Inc.(g)	5.25%	03/15/2028	57,670
15,000	Iron Mountain, Inc.(g)	5.00%	07/15/2028	15,617
105,000	Iron Mountain, Inc.(g)	4.88%	09/15/2029	108,528
55,000	Iron Mountain, Inc.(g)	5.25%	07/15/2030	58,296
115,000	Kennedy-Wilson, Inc.	4.75%	03/01/2029	118,616
90,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	129,608
40,000	Kraft Heinz Foods Co.	6.50%	02/09/2040	55,712
30,000	Kraft Heinz Foods Co.	4.88%	10/01/2049	36,497
10,000	L Brands, Inc.(g)	9.38%	07/01/2025	12,952
105,000	L Brands, Inc.	7.50%	06/15/2029	123,781
15,000	L Brands, Inc.(g)	6.63%	10/01/2030	17,381
25,000	L Brands, Inc.	6.95%	03/01/2033	30,408

Principal Amount/Description		Rate	Maturity	Value
$20,000	Lamar Media Corp.	4.00%	02/15/2030	$20,296
70,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	73,847
70,000	LD Holdings Group LLC(g)	6.50%	11/01/2025	71,964
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	77,501
20,000	Level 3 Financing, Inc.(g)	4.63%	09/15/2027	20,820
15,000	Live Nation Entertainment, Inc.(g)	6.50%	05/15/2027	16,692
35,000	Logan Merger Sub, Inc.(g)	5.50%	09/01/2027	36,297
165,000	Lumen Technologies, Inc.(g)	5.13%	12/15/2026	171,794
5,000	Lumen Technologies, Inc.(g)	4.50%	01/15/2029	4,886
35,000	Madison IAQ LLC(g)	5.88%	06/30/2029	35,656
125,000	Marriott Ownership Resorts, Inc.(g)	6.13%	09/15/2025	133,309
25,000	Marriott Ownership Resorts, Inc. / ILG LLC	6.50%	09/15/2026	26,002
45,000	Masonite International Corp.(g)	5.38%	02/01/2028	47,833
250,000	Mauser Packaging Solutions Holding Co.(g)	5.50%	04/15/2024	252,812
145,000	MEDNAX, Inc.(g)	6.25%	01/15/2027	153,953
60,000	Mercer International, Inc.	5.50%	01/15/2026	61,725
113,000	Meredith Corp.	6.88%	02/01/2026	117,667
34,000	MGIC Investment Corp.	5.25%	08/15/2028	36,083
85,000	MPH Acquisition Holdings LLC(g)	5.75%	11/01/2028	85,530
45,000	Murphy Oil Corp.	5.88%	12/01/2027	47,031
60,000	Nabors Industries, Ltd.(g)	7.25%	01/15/2026	58,921
50,000	NCR Corp.(g)	5.75%	09/01/2027	53,006
105,000	NCR Corp.(g)	5.13%	04/15/2029	108,413
80,000	NCR Corp.(g)	6.13%	09/01/2029	87,313
40,000	NCR Corp.(g)	5.25%	10/01/2030	41,551
55,000	New Enterprise Stone & Lime Co., Inc.(g)	6.25%	03/15/2026	56,664
35,000	New Enterprise Stone & Lime Co., Inc.(g)	9.75%	07/15/2028	39,349
65,000	New Residential Investment Corp.(g)	6.25%	10/15/2025	65,192
95,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	100,819
80,000	Nexstar Broadcasting, Inc.(g)	4.75%	11/01/2028	82,300
80,000	NFP Corp.(g)	6.88%	08/15/2028	84,458
40,000	Novelis Corp.(g)	5.88%	09/30/2026	41,660
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,435
55,000	NuStar Logistics LP	6.38%	10/01/2030	60,920
98,000	Occidental Petroleum Corp.(e)	3M US L + 1.45%	08/15/2022	97,541
185,000	Occidental Petroleum Corp.	3.20%	08/15/2026	186,919
55,000	Occidental Petroleum Corp.	4.40%	04/15/2046	52,897
25,000	Occidental Petroleum Corp.	4.40%	08/15/2049	24,034
50,000	Oceaneering International, Inc.	6.00%	02/01/2028	50,446
20,000	Olin Corp.	5.63%	08/01/2029	22,015
105,000	Olin Corp.	5.00%	02/01/2030	112,276
90,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(g)	5.13%	04/30/2031	92,831
30,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.25%	02/01/2028	32,828
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	6.25%	06/15/2025	37,114
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	5.00%	08/15/2027	20,737
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	4.25%	01/15/2029	35,289
50,000	Owens & Minor, Inc.(g)	4.50%	03/31/2029	51,440
220,000	Par Pharmaceutical, Inc.(g)	7.50%	04/01/2027	225,206
110,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(g)	4.88%	05/15/2029	113,927
30,000	PDC Energy, Inc.	6.13%	09/15/2024	30,776
65,000	PDC Energy, Inc.	5.75%	05/15/2026	67,985
75,000	PennyMac Financial Services, Inc.(g)	4.25%	02/15/2029	72,362

Principal Amount/Description		Rate	Maturity	Value
$40,000	Performance Food Group, Inc.(g)	5.50%	06/01/2024	$40,168
75,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	78,925
25,000	PG&E Corp.	5.00%	07/01/2028	25,311
95,000	PG&E Corp.	5.25%	07/01/2030	96,172
130,000	Pike Corp.(g)	5.50%	09/01/2028	135,571
55,000	Powdr Corp.(g)	6.00%	08/01/2025	57,959
90,000	PowerTeam Services LLC(g)	9.03%	12/04/2025	99,113
40,000	PQ Corp.(g)	5.75%	12/15/2025	41,218
10,000	Prestige Brands, Inc.(g)	5.13%	01/15/2028	10,564
220,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	6.25%	01/15/2028	234,304
110,000	Primo Water Holdings, Inc.(h)	3.88%	10/31/2028	133,271
85,000	Quicken Loans LLC(g)	5.25%	01/15/2028	89,356
45,000	QVC, Inc.	4.75%	02/15/2027	47,781
85,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	7.63%	06/15/2025	92,307
75,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	5.75%	01/15/2029	78,509
60,000	Renewable Energy Group, Inc.(g)	5.88%	06/01/2028	63,095
95,000	RHP Hotel Properties LP / RHP Finance Corp.	4.75%	10/15/2027	97,730
120,000	Rocket Software, Inc.(g)	6.50%	02/15/2029	119,239
95,000	Royal Caribbean Cruises, Ltd.(g)	5.50%	04/01/2028	99,612
20,000	Sabre GLBL, Inc.(g)	9.25%	04/15/2025	23,835
55,000	Sabre GLBL, Inc.(g)	7.38%	09/01/2025	59,882
100,000	Scientific Games International, Inc.(h)	5.50%	02/15/2026	121,243
85,000	Scripps Escrow II, Inc.(g)	5.38%	01/15/2031	84,838
95,000	SeaWorld Parks & Entertainment, Inc.(g)	9.50%	08/01/2025	102,008
10,000	SEG Holding LLC / SEG Finance Corp.(g)	5.63%	10/15/2028	10,515
35,000	Shea Homes LP / Shea Homes Funding Corp.(g)	4.75%	02/15/2028	35,934
35,000	Shea Homes LP / Shea Homes Funding Corp.(g)	4.75%	04/01/2029	36,076
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	119,657
30,000	Sirius XM Radio, Inc.(g)	4.63%	07/15/2024	30,861
5,000	Sirius XM Radio, Inc.(g)	5.50%	07/01/2029	5,455
100,000	Six Flags Entertainment Corp.(g)	5.50%	04/15/2027	103,429
30,000	Six Flags Theme Parks, Inc.(g)	7.00%	07/01/2025	32,371
30,000	SM Energy Co.	5.63%	06/01/2025	29,737
65,000	SM Energy Co.	6.50%	07/15/2028	66,869
20,000	Southwestern Energy Co.	7.75%	10/01/2027	21,725
40,000	Southwestern Energy Co.	8.38%	09/15/2028	45,254
100,000	Spectrum Brands, Inc.(g)	5.00%	10/01/2029	106,298
70,000	SS&C Technologies, Inc.(g)	5.50%	09/30/2027	74,349
110,000	Station Casinos LLC(g)	4.50%	02/15/2028	112,095
40,000	Stevens Holding Co., Inc.(g)	6.13%	10/01/2026	43,038
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	42,096
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(g)	5.00%	06/01/2031	138,375
30,000	Summit Materials LLC / Summit Materials Finance Corp.(g)	5.13%	06/01/2025	30,314
95,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	98,710
50,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(g)	6.00%	03/01/2027	51,600
15,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	15,796
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.38%	02/01/2027	20,886

Principal Amount/Description		Rate	Maturity	Value
$30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2028	$31,688
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	110,102
120,000	TEGNA, Inc.(g)	4.75%	03/15/2026	127,950
135,000	Tenet Healthcare Corp.(g)	6.25%	02/01/2027	141,075
15,000	Tenet Healthcare Corp.(g)	5.13%	11/01/2027	15,750
20,000	Tenet Healthcare Corp.(g)	6.13%	10/01/2028	21,370
65,000	TMS International Corp.(g)	6.25%	04/15/2029	68,331
105,000	TransDigm, Inc.(g)	8.00%	12/15/2025	113,745
70,000	TransDigm, Inc.(g)	6.25%	03/15/2026	73,937
30,000	TransDigm, Inc.	5.50%	11/15/2027	31,313
110,000	TransDigm, Inc.(g)	4.63%	01/15/2029	110,362
10,000	Tronox, Inc.(g)	6.50%	05/01/2025	10,616
80,000	Uber Technologies, Inc.(g)	7.50%	05/15/2025	86,439
20,000	Uber Technologies, Inc.(g)	6.25%	01/15/2028	21,564
100,000	UGI International LLC(g)	3.25%	11/01/2025	121,455
55,000	Univar Solutions USA, Inc./Washington(g)	5.13%	12/01/2027	57,998
15,000	Univision Communications, Inc.(g)	9.50%	05/01/2025	16,589
115,000	Univision Communications, Inc.(g)	6.63%	06/01/2027	124,752
40,000	US Foods, Inc.(g)	6.25%	04/15/2025	42,450
45,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	47,247
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	32,108
85,000	Viasat, Inc.(g)	5.63%	09/15/2025	86,893
20,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.25%	12/01/2026	20,830
20,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.63%	12/01/2029	21,290
35,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.13%	08/15/2030	36,038
65,000	Vine Engergy Holdings LLC(g)	6.75%	04/15/2029	68,494
65,000	Vistra Operations Co. LLC(g)	5.00%	07/31/2027	66,812
115,000	VM Consolidated, Inc.(g)	5.50%	04/15/2029	117,422
145,000	WASH Multifamily Acquisition, Inc.(g)	5.75%	04/15/2026	151,576
140,000	Western Midstream Operating LP	5.50%	08/15/2048	152,967
40,000	Wolverine World Wide, Inc.(g)	6.38%	05/15/2025	42,699
180,000	Xerox Holdings Corp.(g)	5.00%	08/15/2025	190,237
55,000	XPO Logistics, Inc.(g)	6.25%	05/01/2025	58,575
				18,899,556

TOTAL HIGH YIELD DEBT
(Cost $26,386,649)				27,425,303

Shares/Description		Value
RIGHTS - 0.00%(b)(j)
198	DBI Investors, Inc., Strike Price 11.50, Expires 12/31/2049(a)	36

TOTAL RIGHTS
(Cost $11,231)		36

WARRANTS - 0.01%(b)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
11	Toys R Us Propco Warrant, Strike Price 11.50, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.00, Expires 12/31/2049	3,555

TOTAL WARRANTS
(Cost $106,180)		3,555

Shares/Description		Value
SHORT-TERM INVESTMENTS - 4.56%
2,092,347	State Street Institutional Trust (7 Day Yield 0.01%)	$2,092,347

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,092,347)		2,092,347

TOTAL INVESTMENTS - 101.06%
(Cost $45,562,088)		46,432,121
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.11%		50,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.17)%		(536,187)
NET ASSETS - 100.00%		$45,945,934

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2021 was 0.10%

3M US L - 3 Month LIBOR as of June 30, 2021 was 0.15%

6M US L - 6 Month LIBOR as of June 30, 2021 was 0.16%

3M EUR L - 3 Month EURIBOR as of June 30, 2021 was -0.54%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of June 30, 2021 was -0.25%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of this position has not settled as of June 30, 2021. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $19,365,807, which represents approximately 42.15% of net assets as of June 30, 2021.
(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of June 30, 2021, the aggregate fair value of those securities was $3,618,315, representing 7.88% of net assets.
(i)	Security is currently in default.
(j)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2021	Fund Delivering	U.S. $ Value at June 30, 2021	Unrealized Appreciation
State Street Corporation	7/8/2021	USD	5,608,906	EUR	5,454,865	$154,041
State Street Corporation	7/8/2021	USD	1,189,049	EUR	1,156,394	32,655
State Street Corporation	7/8/2021	USD	24,145	EUR	24,025	120
State Street Corporation	7/8/2021	USD	18,431	EUR	18,275	156
State Street Corporation	7/8/2021	USD	735,391	GBP	718,057	17,334
State Street Corporation	7/8/2021	USD	349,523	GBP	341,285	8,238
						$212,544

RiverNorth Funds	Notes to Quarterly Schedule of Investments
June 30, 2021 (Unaudited

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2021.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2021 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$49,534,624	$–	$–	$49,534,624
Business Development Companies	7,530,095	–	–	7,530,095
Common Stocks	7,910,221	–	–	7,910,221
Exchange Traded Funds	886,203	–	–	886,203
Preferred Stocks	391,786	–	–	391,786
Business Development Company Notes	1,821,005	1,230,861	–	3,051,866
Convertible Corporate Bonds	–	1,967,738	–	1,967,738
U.S. Government Bonds and Notes	–	1,283,249	–	1,283,249
Rights	9,796	–	–	9,796
Warrants	43,363	–	–	43,363
Short-Term Investments	13,479,956	–	–	13,479,956
Total	$81,607,049	$4,481,848	$–	$86,088,897

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$235,259,017	$–	$–	$235,259,017
Business Development Companies	4,851,760	–	–	4,851,760
Common Stocks	59,769,321	–	–	59,769,321
Open-End Funds	32,494,337	–	–	32,494,337
Business Development Company Notes	28,155,988	3,026,708	–	31,182,696
Foreign Corporate Bonds	–	94,844,314	–	94,844,314
U.S. Corporate Bonds	–	139,806,192	–	139,806,192
Convertible Corporate Bonds	–	17,041,075	–	17,041,075
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	16,644,177	–	16,644,177
Bank Loans	–	40,394,579	–	40,394,579
Collateralized Loan Obligations	–	65,257,447	–	65,257,447
Non-Agency Collateralized Mortgage Obligations	–	478,128,694	–	478,128,694
U.S. Government Bonds and Notes	–	222,728,356	–	222,728,356
Municipal Bonds	–	416,410	–	416,410
U.S. Government / Agency Mortgage Backed Securities	–	271,410,081	–	271,410,081
Short-Term Investments	291,630,559	–	–	291,630,559
Total	$652,160,982	$1,349,698,033	$–	$2,001,859,015

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$295,764	$–	$–	$295,764
Common Stocks	–	150	63,783	63,933
Preferred Stocks	–	–	101,662	101,662
Bank Loans	–	16,449,521	–	16,449,521
High Yield Debt	–	27,425,303	–	27,425,303
Rights	–	–	36	36
Warrants	–	3,555	–	3,555
Short-Term Investments	2,092,347	–	–	2,092,347
Total	$2,388,111	$43,878,529	$165,481	$46,432,121

High Income Fund (continued)
	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$212,544	$–	$212,544
Total	$–	$212,544	$–	$212,544

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2020	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3(a)	Balance as of June 30, 2021	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2021
Strategic Income Fund
Equity-Linked Notes	$11,250	$-	$-	$(11,250)	$-	$-	$-	$-	$-	$(11,250)
	$11,250	$-	$-	$(11,250)	$-	$-	$-	$-	$-	$(11,250)

High Income Fund
Common Stocks	$38,113	$-	$(14,367)	$40,569	$-	$(532)	$-	$-	$63,783	$26,025
Preferred Stocks	96,490	-	-	(4,828)	10,000	-	-	-	101,662	(4,828)
Bank Loans	68,060	-	(4,311)	41,936	-	(105,685)	-	-	-	-
Rights	32	-	-	4	-	-	-	-	36	4
	$202,695	$-	$(18,678)	$77,681	$10,000	$(106,217)	$-	$-	$165,481	$21,201

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2021:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$63,783	Market Comparable Companies	EBITDA Multiple	5.25x
			Revenue Multiple	0.25x-0.30x
			Liquidity Discount	77.85%
Preferred Stocks	101,662	Market Comparable Companies	EBITDA Multiple	11.25x-13.00x
			Company Provided Financial Information	N/A
Rights	36	Market Comparable Companies	Revenue Multiple	0.25x-0.30x
			Liquidity Discount	77.85%
			Company Provided Financial Information	N/A

(a)A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Revenue Multiple	Increase	Decrease
Liquidity Discount	Decrease	Increase

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2021, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At June 30, 2021, the Strategic Income Fund and High Income Fund had $2,048,444 and $1,239,405 respectively, in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the nine months ended June 30, 2021 were as follows:

Strategic Income Fund
Security Name	Market Value as of September 30, 2020	Purchases	Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value as of June 30, 2021	Share Balance as of June 30, 2021	Dividends
RiverNorth/Oaktree High Income Fund	$30,155,295	$824,056	$-	$-	$1,514,986	$32,494,337	3,406,008	$824,056
				$-	$1,514,986	$32,494,337	3,406,008	$824,056